Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Trading Symbol	givn
Entity Registrant Name	GIVEN IMAGING LTD
Entity Central Index Key	0001126140
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	31,080,876

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 35,442	$ 24,285
Short-term investments	58,446	64,762
Accounts receivable:
Trade	31,279	32,406
Other	4,654	5,259
Inventories	22,591	22,921
Advances to suppliers	1,349	1,207
Deferred tax assets	2,646	1,538
Other current assets	2,689	1,373
Total current assets	159,096	153,751
Other long term assets	924	1,266
Assets held for employees' severance payments	7,974	6,854
Long-term investments	30,188	16,003
Non-current inventory	6,150	4,926
Fixed assets, less accumulated depreciation	12,335	12,301
Intangible assets, less accumulated amortization	30,705	29,075
Goodwill	26,942	24,089
Total Assets	274,314	248,265
Current liabilities
Current installments of obligation under capital lease	38	139
Accounts payable:
Trade	8,756	8,081
Other	27,091	28,397
Deferred income	929	521
Total current liabilities	36,814	37,138
Long-term liabilities
Obligation under capital lease, net	78	120
Liability in respect of employees' severance payments	8,761	7,720
Contingent consideration in respect of business combination	1,038
Deferred tax liabilities	4,675	5,362
Total long-term liabilities	14,552	13,202
Total liabilities	51,366	50,340
Commitments and contingencies
Shareholders' equity
Ordinary Shares, NIS 0.05 par value each (90,000,000 shares authorized as of December 31, 2012 and 2011, 31,080,876 and 30,448,838 shares issued and fully paid as of December 31, 2012 and 2011, respectively)	367	359
Additional paid-in capital	219,103	208,838
Capital reserve	1,591	2,051
Accumulated other comprehensive income (loss)	266	(885)
Retained earnings (accumulated deficit)	1,621	(12,729)
Total shareholders' equity	222,948	197,634
Non-controlling interests		291
Total equity	222,948	197,925
Total liabilities and equity	$ 274,314	$ 248,265

Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Ordinary shares, NIS par value	0.05	0.05
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, shares issued	31,080,876	30,448,838
Ordinary shares, shares fully paid	31,080,876	30,448,838

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations [Abstract]
Revenues	$ 180,501	$ 177,955	$ 157,809
Cost of revenues	(42,971)	(41,466)	(37,629)
Gross profit	137,530	136,489	120,180
Operating expenses
Research and development, gross	(25,627)	(26,129)	(21,695)
Government grants	1,439	1,113	1,477
Research and development, net	(24,188)	(25,016)	(20,218)
Sales and marketing	(76,272)	(75,014)	(67,114)
General and administrative	(22,746)	(23,078)	(25,138)
Other, net	(455)	(397)	(759)
Total operating expenses	(123,661)	(123,505)	(113,229)
Operating profit	13,869	12,984	6,951
Financial income, net	847	1,343	2,599
Profit before taxes on income	14,716	14,327	9,550
Income tax expense	(459)	(2,158)	(1,362)
Net Profit	14,257	12,169	8,188
Net loss (profit) attributable to non-controlling interest	93	(191)	290
Net profit attributable to shareholders	14,350	11,978	8,478
Net change in respect of available for sale securities	1,151	(980)	(304)
Total comprehensive profit attributable to Shareholders	15,501	10,998	8,174
Total comprehensive profit (loss) attributable to non-controlling interest	(93)	191	(290)
Total comprehensive profit	$ 15,408	$ 11,189	$ 7,884
Earnings per share:
Basic Earnings attributed to shareholders per Ordinary Share	$ 0.47	$ 0.4	$ 0.29
Diluted Earnings attributed to shareholders per Ordinary Share	$ 0.45	$ 0.39	$ 0.28
Weighted average number of Ordinary Shares used to compute basic Earnings per Ordinary Share	30,853,581	30,212,787	29,670,842
Weighted average number of Ordinary Shares used to compute diluted Earnings per Ordinary Share	31,563,208	31,089,499	30,525,654

Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Capital Reserve [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 345	$ 182,203	$ 2,166	$ 399	$ (33,185)	$ 678	$ 152,606
Balance, shares at Dec. 31, 2009	29,370,972
Change during the year
Net profit (loss)					8,478	(290)	8,188
Net change in respect of available for sale securities				(304)			(304)
Exercise of stock options	5	4,214					4,219
Exercise of stock options, shares	458,305
Stock based compensation		8,482					8,482
Change in non-controlling interest			(115)			(288)	(403)
Balance at Dec. 31, 2010	350	194,899	2,051	95	(24,707)	100	172,788
Balance, shares at Dec. 31, 2010	29,829,277
Change during the year
Net profit (loss)					11,978	191	12,169
Net change in respect of available for sale securities				(980)			(980)
Exercise of equity awards	9	6,576					6,585
Exercise of equity awards, shares	619,561
Stock based compensation		7,363					7,363
Balance at Dec. 31, 2011	359	208,838	2,051	(885)	(12,729)	291	197,925
Balance, shares at Dec. 31, 2011	30,448,838
Change during the year
Net profit (loss)					14,350	(93)	14,257
Net change in respect of available for sale securities				1,151			1,151
Exercise of equity awards	8	4,107					4,115
Exercise of equity awards, shares	632,038
Stock based compensation		6,158					6,158
Change in non-controlling interest			(460)			(198)	(658)
Balance at Dec. 31, 2012	$ 367	$ 219,103	$ 1,591	$ 266	$ 1,621		$ 222,948
Balance, shares at Dec. 31, 2012	31,080,876

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net profit	$ 14,257		$ 12,169	$ 8,188
Adjustments required to reconcile net profit to net cash provided by operating activities:
Depreciation and amortization	8,597		8,296	7,662
Goodwill impairment				20
Change in deferred taxes	(1,795)		(409)	(127)
Stock based compensation	6,158		7,363	8,482
Loss from disposal of fixed assets and intangible assets	484		397	739
Decrease (increase) in accounts receivable - trade	977		(4,544)	560
Decrease (increase) in other accounts receivable - other	1,252		(968)	(488)
Decrease (increase) in other current assets	(1,316)		212	(23)
Decrease (increase) in advances to suppliers	(142)		(766)	93
Decrease (increase) in inventories	(299)		(3,145)	2,331
Increase (decrease) in accounts payable	(691)		1,433	3,389
Increase (decrease) in deferred revenue	408		(267)	554
Other	(62)		158	304
Net cash provided by operating activities	27,828		19,929	31,684
Cash flows from investing activities:
Purchase of fixed assets and intangible assets	(7,005)		(10,551)	(5,056)
Other long term assets	(538)		(39)	(6)
Acquisition of businesses, net of cash acquired	(6,000)	[1]		(34,709)	[1]
Change in short term deposits, net	4,968		(20,176)	(26,830)
Proceeds from sales and maturity of marketable securities	13,343		11,141	25,167
Investments in marketable securities	(24,827)		(16,910)	(5,953)
Net cash used in investing activities	(20,059)		(36,535)	(47,387)
Cash flows from financing activities:
Principal payments on capital lease obligation	(129)		(168)	(143)
Proceeds from the issuance of Ordinary Shares	4,115		6,585	4,219
Purchase of shares from a non-controlling shareholder in a subsidiary	(658)			(403)
Net cash provided by financing activities	3,328		6,417	3,673
Effect of exchange rate changes on cash and cash equivalents	60		(145)	191
Increase (decrease) in cash and cash equivalents	11,157		(10,334)	(11,839)
Cash and cash equivalents at beginning of year	24,285		34,619	46,458
Cash and cash equivalents at end of year	35,442		24,285	34,619
Supplementary cash flow information:
Income taxes paid	$ 2,883		$ 2,179	$ 234

[1]	Acquisition of businesses, net of cash acquired: Year ended Year ended Year ended December 31, December 31, December 31, 2012 2011 2010 Working capital (excluding cash and cash equivalents) $ (595) $ - $ (3,165) Deposits - - (65) Fixed assets, net (183) - (533) Intangible assets (including Goodwill) (6,260) - (37,714) Deferred tax liabilities - - 6,759 Other long-term liabilities 1,038 - 9 $ (6,000) $ - $ (34,709)

Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2010
Consolidated Statements Of Cash Flows [Abstract]
Working capital (excluding cash and cash equivalents)	$ (595)	$ (3,165)
Deposits		(65)
Fixed assets, net	(183)	(533)
Intangible assets (including Goodwill)	(6,260)	(37,714)
Deferred tax liabilities		6,759
Other long-term liabilities	1,038	9
Acquisition of businesses, net of cash acquired	$ (6,000)	$ (34,709)

Organization And Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization And Summary Of Significant Accounting Policies [Abstract]
Organization And Summary Of Significant Accounting Policies

Note 1 - Organization and Summary of Significant Accounting Policies

A.           General

Given Imaging Ltd. (the "Company") was incorporated in Israel in January 1998.

The Company has developed the Given System, a proprietary wireless imaging system for visual examination of the gastrointestinal ("GI") tract. The system uses a miniaturized video camera contained in a capsule, referred to as the PillCam™ capsule, which is ingested by the patient and delivers high quality color images in a painless and noninvasive manner.

The Given System consists of three principal components:

•               a single-use, disposable PillCam color-imaging capsule that is ingested by the patient;

•               a portable data recorder and sensors that are worn by the patient; and

•	a proprietary software, known as RAPID, for downloading, processing and analyzing recorded data.

In 2001, the Company commenced marketing the Given System with the PillCam SB capsule for visualizing and detecting disorders of the small bowel.  PillCam SB is cleared for marketing in the United States, the European Union and Japan, which are the Company's principal markets. In November 2004, the Company began marketing and sale of the PillCam ESO capsule for visualization of the esophagus. This capsule is cleared for marketing in all principal markets, except Japan.  In the second half of 2007, the Company began selling the first generation of its PillCam COLON capsule in Europe. The Company received the CE mark for this capsule in late 2009. The European Union is currently the only major market with clearance to market and sell the PillCam COLON capsule.

The Company has direct or indirect wholly-owned subsidiaries in the United States, Brazil, the Netherlands, Germany, France, Australia, Hong Kong, Vietnam, Japan and Singapore.

In December 2008, the Company acquired the Bravo pH monitoring business from Medtronic, Inc. The Bravo pH monitoring system is the only wireless, catheter-free pH test for Gastro Esophageal Reflux Disease, or GERD, and uses a disposable capsule temporarily placed in the esophagus that measures pH levels and transmits the data to an external receiver. pH testing is considered the standard test for diagnosing GERD.

In April  2010, the Company acquired privately-held Sierra Scientific Instruments ("Sierra"), now known as Given Imaging (Los Angeles) ("GILA"), for approximately $35 million in cash. GILA is a leading provider of specialty diagnostic devices for the gastrointestinal tract.  GILA's primary business is the development, manufacture and sale of high-resolution pressure systems, also known as high resolution manometry, for the diagnosis of motility disorders within the GI tract. GILA's high resolution manometry systems are sold under the name ManoScan.  Since sales began in 2004, GILA has produced and installed ManoScan™ systems world-wide and supported numerous clinical procedures. GILA also markets and sells catheter-based pH and impedance monitoring systems. As part of the acquisition, the Company acquired 100% of the shares of GILA's subsidiary, a Vietnamese company, which manufactures catheters (for more details see Note 16B).

In October 2012, the Company acquired from The SmartPill Corporation ("SmartPill"), a U.S. based-company, assets related to the SmartPill® GI Monitoring System for $6 million plus an earn-out component. The SmartPill® is an ingestible capsule that uses sensor technology to measure pH, pressure and temperature in the gastrointestinal tract. The SmartPill System measures gastric emptying and the transit time of solid and liquid content through the entire gastrointestinal tract and is used to evaluate motility disorders such as gastroparesis and constipation.

A.           General (cont'd)

The Company operates in the medical device industry and its business is subject to numerous risks, including, without limitations, (1) the Company's ability to develop and bring to market new products, (2) the Company's ability to receive regulatory clearance or approval to market its products or changes in regulatory environment, (3) the Company's success in implementing its sales, marketing and  manufacturing plans, (4) continuous supply of certain components from third-party suppliers, (5) protection and validity of patents and other intellectual property rights, (6) the impact of currency exchange rates, (7) the effect of competition by other companies, (8) the outcome of significant litigation, and (9) the existence of favorable reimbursement for its product from government and commercial payors, (10) changes and reforms in applicable healthcare laws and regulations, (11) quarterly variations in operating results, (12) the possibility of armed conflicts or civil or military unrest in Israel, (13) risks associated with the acquisition and integration of other businesses, and (14) the impact of macro-economic and market conditions in the Company's main markets.

B.           Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and include the accounts of the Company and its wholly-owned subsidiaries in the United States (including GILA, see note 16B), Germany, France, the Netherlands, Hong-Kong, Singapore, Vietnam, Japan, Brazil and Australia. The accounts of the subsidiaries are consolidated from the date of their inception, except for the accounts of GILA, which are consolidated from April 1, 2010, the closing date of the GILA acquisition. All intercompany balances and transactions have been eliminated in consolidation.  As of December 31, 2012, the Company considers itself operating in only one segment.
C.           Functional and reporting currency

The functional and reporting currency of the Company and all its subsidiaries is the U.S. dollar.

Transactions denominated in foreign currencies other than the U.S. dollar are translated into the functional currency using the prevailing exchange rates at the date of the transactions. Monetary accounts maintained in currencies other than the U.S. dollar are re-measured using the representative foreign exchange rate at the balance sheet date. Gains and losses from the translation of foreign currency balances are recorded in financial income, net.

D.           Cash and cash equivalents

All highly-liquid investments with original maturity of three months or less from the date of deposit are considered to be cash equivalents.

E.           Allowance for doubtful accounts receivable - trade

The allowance for doubtful accounts receivable is calculated on the basis of specific identification of balances, the collection of which, in management's opinion, is doubtful. In determining the adequacy of the allowance, management bases its opinion on the estimated risk, in reliance on available information with respect to the debtor's financial position and an evaluation of the collateral received.

E.           Allowance for doubtful accounts receivable - trade (cont'd)

The activity in the allowance for doubtful accounts for the three years ended December 31, 2012 is as follows:

	Year ended December 31,
	2012	2011	2010
Opening balance	$311	$295	$252
Additional provision	261	150	362
Write-offs	(229)	(134)	(319)

Closing balance	$343	$311	$295

F.           Inventories

Inventories are stated at lower of cost or market.  Cost is determined using the average cost method for raw materials, components and finished goods and on the basis of actual manufacturing costs for work in progress.

Inventory that is not expected to be consumed in the next operating cycle, based upon sales forecast, is classified as non-current (for more details see Note 4).

G.           Assets held for employees' severance payments

Assets held for employees' severance payments represent contributions to insurance policies that are recorded at their current redemption value.

H.           Marketable securities
The Company accounts for marketable securities under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 320-10 "Accounting for Certain Investments in Debt and Equity Securities" ("ASC 320-10").

Available-for-sale securities are recorded at fair value. Changes in fair value based on closing market prices of the securities at balance sheet date are recorded directly to shareholders' equity as accumulated other comprehensive income (loss). A decline in market value of available for sale security below cost deemed "other than temporary" will be charged to the statement of income when it occurs.

As of December 31, 2012, marketable securities consist of corporate bonds, which the Company classified as "available-for-sale".

I.           Fixed assets

Fixed assets are stated at cost.  Depreciation is computed by the straight-line method over the estimated useful lives of the assets at the following annual rates:
%
Computers and software	33
Instruments and laboratory equipment	15
Leasehold improvements	10
Motor vehicles	15
Machinery and equipment	15
Communication equipment	15
Office furniture and equipment	10-15

Motor vehicles purchased under capital lease arrangements are recorded at the present value of the minimum lease payments at lease inception.  Such assets and leasehold improvements are depreciated and amortized, respectively, using the straight-line method over the shorter of the lease term or estimated useful life of the asset.

The Company evaluates fixed assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, in accordance with the provisions of ASC 360-10, "Accounting for the Impairment of or Disposal of Long-Lived Assets" ("ASC 360-10"). Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future net cash flows expected to be generated by the asset. If the carrying amount of the assets is less than the undiscounted future net cash flows, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets

J.           Definite-life intangible assets

Definite-life intangible assets acquired in business combinations consist mainly of acquired technology (including in-process research and development expenditures), trademarks, patents and customer relationships, and are amortized using the straight-line method over their estimated period of useful life, mainly 8 to 20 years (for more details see Note 16B and Note 16D).

Legal expenses related to patents and trademarks registration have been capitalized and amortized over the expected useful life of the assets, which is mainly 8 years.

Technology and content costs are generally expensed as incurred, except for certain costs relating to the development of the Company's website that are capitalized and amortized over their estimated useful life which is generally 3 years.

Amortization charges are classified according to the expense category that benefits from the related intangible asset.

Definite-life intangible assets are evaluated for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, in accordance with ASC 360-10 (see Note 1I above).

K.           Goodwill

Pursuant to ASC 350-20, "Goodwill and Other Intangible Assets," goodwill and indefinite life intangible assets are not amortized but rather tested for impairment at least annually.

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually in accordance with the provisions of FASB ASC Topic 350, Intangibles - Goodwill and Other. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed. If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis.

The Company performs its annual impairment review of goodwill at December 31, and when a triggering event occurs between annual impairment tests. (See also Note 17 for details.)

L.	Stock compensation plans

Stock-based compensation is accounted for based on the provisions of ASC 718-20, "Share-Based Payment" ("ASC 718-20"). ACS 718-20 requires compensation expense relating to share-based payments to be recognized in income using a fair-value measurement method. Under the fair value method, the estimated fair value of awards at the grant date is charged to income on a straight-line basis over the requisite service period, which is generally the vesting period.

Stock-based compensation recognized in the consolidated statements of income is based on awards ultimately expected to vest. As a result, the expense has been reduced for estimated forfeitures. ASC 718-20 requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates.

M.           Earnings per Ordinary Share

Basic and diluted earnings per Ordinary Share are presented in conformity with ASC 260-10, "Earnings Per Share".  Basic earnings per Ordinary Share are calculated by dividing the net profit attributable to Ordinary Shares, by the weighted average number of Ordinary Shares outstanding.  Diluted earnings per Ordinary share calculation is similar to basic earnings per share except that the weighted average of Ordinary Shares outstanding is increased to include the number of additional Ordinary Shares that would have been outstanding if the dilutive potential Ordinary Shares from options and restricted share units had been exercised.

M.           Earnings per Ordinary Share (cont'd)

The following table summarizes information related to the computation of basic and diluted earnings per Ordinary Share for the years indicated.

	Year ended December 31,
	2012	2011	2010
Net profit attributable to Ordinary Shares	$14,350	$11,978	$8,478

Weighted average number of Ordinary Shares outstanding
used in basic earnings per Ordinary Share
Calculation	30,853,581	30,212,787	29,670,842

Add assumed exercise of outstanding dilutive
potential Ordinary Shares	709,627	876,712	854,812

Weighted average number of Ordinary Shares outstanding
used in diluted earnings per Ordinary Share
Calculation	31,563,208	31,089,499	30,525,654

Basic earnings per Ordinary Share	$0.47	$0.40	$0.29

Diluted earnings per Ordinary Share	$0.45	$0.39	$0.28

Number of equity awards excluded from the
diluted earnings per share calculation
due to their anti-dilutive effect	1,508,694	3,904,630	4,763,410

N.           Use of estimates

The preparation of the consolidated financial statements, in accordance with generally accepted principles in the United States of America, requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant items subject to such estimates and assumptions include the useful lives of fixed assets, allowances for doubtful accounts, the valuation of deferred tax assets, intangible assets, goodwill, inventory, derivatives, share-based compensation, reserves for income tax uncertainties, contingent consideration in respect of business combination and other contingencies. Actual results could differ from those estimates.

O.           Revenue recognition

Revenues from sales of products are recognized upon delivery provided that the collection of the resulting receivable is reasonably assured, persuasive evidence of an arrangement exists, no significant obligations in respect of installation remain and the sales price is fixed or determinable.

The Company accrues estimated warranty costs at time of shipment based on contractual rights and historical experience.  The Company's policy is not to grant return rights.

O.           Revenue recognition (cont'd)

Taxes collected from customers and remitted to governmental authorities are presented in the financial statements on a net basis.

For sales contracts, which include a Post Contract Customer Support ("PCS") component, revenues allocated to PCS in accordance with ASC Subtopic 605-25, "Revenue Recognition - Multiple Element Arrangements", are deferred and recognized ratably over the term of the support period. For multi-element arrangements that include tangible products that contain software that is essential to the tangible product's functionality and undelivered software elements that relate to the tangible product's essential software, the Company allocates revenue to all deliverables based on their relative selling prices, in accordance with ASU 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements. In such circumstances, the Company uses a hierarchy to determine the selling price to be used for allocating revenue to deliverables: (i) vendor-specific objective evidence of fair value ("VSOE"), (ii) third-party evidence of selling price ("TPE"), and (iii) best estimate of the selling price ("ESP").

The Company accounts for multiple element arrangements that consist only of software or software-related products, including PCS, in accordance with ASC Subtopic 985-605 "Software Revenue Recognition". For such arrangements, revenue that includes multiple elements is allocated to each element based on the relative fair value of each element, and fair value is determined by VSOE. If the Company cannot objectively determine the fair value of any undelivered element included in such multiple-element arrangements, the Company defers revenue until all elements are delivered and services have been performed, or until fair value can objectively be determined for any remaining undelivered elements.

P.	Government-Sponsored Research and Development

The Company participates in various programs of the Office of the Chief Scientist of the Israeli Ministry of Industry and Trade (the "OCS"), some of which are royalty bearing. Grants received from the OCS are recorded as a reduction of research and development expenses, at the time the related expense is incurred and subject to grant approval.Royalties payable to OCS are classified as cost of revenues.

Q.           Taxes on income

The Company accounts for income taxes under ASC 740, "Income Taxes" ("ASC 740"). Under ASC 740, deferred tax assets or liabilities are recognized in respect of temporary differences between the tax bases of assets and liabilities and their financial reporting amounts as well as in respect of tax loss and credit carry forwards, based on enacted statutory tax rates applicable to the periods in which such deferred taxes will be realized.  The tax effect resulting from a change in tax rates is recognized in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company may incur additional tax liability in the event of intercompany dividend distributions by some of its subsidiaries.  Those subsidiaries have, at December 31, 2012, accumulated retained earnings of approximately $8 million which may be distributed as dividends. Such additional tax liability in respect of these non-Israeli subsidiaries has not been provided for in these financial statements as the Company does not expect these subsidiaries to distribute dividends in the foreseeable future.

The Company accounts for uncertainty in income taxes, under ASC 740-10 which prescribe a recognition threshold and measurement process for recording in the financial statements uncertain tax positions taken or expected to be taken in a tax return. ASC 740-10 also provides guidance on de-recognition of tax benefits, classification on the balance sheet, interest and penalties, accounting in interim periods, disclosure and transition. The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit.  The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

The Company's accounting policy is to accrue interest and penalties related to unrecognized tax benefits as a component of income tax expenses in the consolidated statements of income.

R.           Research and development costs

Research and development costs, net of grants received, are charged to the statement of income as incurred (excluding in-process research and development expenditures acquired in business combinations). ASC 985-20, "Accounting for the Costs of Computer Software to be Sold, Leased or Otherwise Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility. Technological feasibility is established upon completion of a working model and success in clinical trials. Costs, incurred by the Company between completion of the working models and success in clinical trials and the point at which the products are ready for general release, have been insignificant. Therefore, research and development costs are charged to the statement of income, as incurred

S.           Allowance for product warranty

It is the Company's policy to grant a warranty for certain products. The balance sheet provision for warranties is determined based upon the Company's experience regarding the relationship between sales and warranty costs.

T.           Concentration of credit risk

Financial instruments that may subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, trade accounts receivable and marketable securities.

Cash and cash equivalents are deposited with major financial institutions in Europe, the United States, Japan, Australia, Singapore, Hong Kong, Brazil, Vietnam and Israel.

The Company performs ongoing credit evaluations of the financial condition of its customers.  The risk of collection associated with trade receivables is reduced by the large number and geographical dispersion of the Company's customer base and the Company's policy of requiring collateral or security with respect to receivables due from distributors.

The marketable securities held by the Company are highly rated corporate bonds, see also Note 5B.

U.           Comprehensive Income

In addition to net profit, comprehensive income includes unrealized gains or losses arising from marketable securities classified as available-for-sale.

V.           Fair Value Measurements

The Company's financial instruments include mainly cash and cash equivalents, accounts receivable, short term investments, contingent consideration in respect of business combination, marketable securities and accounts payable. The carrying amounts of these financial instruments approximate their fair value.

The Company implements ASC Topic 820 "Fair Value Measurements and Disclosures" ("ASC 820") for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements. ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability. (For details see Note 15).

Derivative financial instruments

The Company enters into forward exchange contracts to hedge certain anticipated transactions which are expected to be denominated in non-dollar currencies. These derivatives are not designated as hedging instruments for accounting purposes. The derivatives are recognized on the balance sheet at their fair value. Changes in the fair value are recognized in the statement of income as 'financial income – net'.

W.           Business Combinations

The Company accounts for business combinations under the revised principles of ASC Topic 805 ("ASC 805"), Business Combinations, related to business combinations and non-controlling interests.  ASC 805 requires recognition of assets acquired, liabilities assumed, and non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. ASC 805 also requires the fair value of acquired in-process research and development ("IPR&D") to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs to be expensed as incurred. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

The Company applied the revised principles to the acquisitions of SmartPill in 2012 and Sierra in 2010 (see Note 16D and 16B, respectively, for details).

X.           Recent accounting pronouncements

In December 2011, the FASB issued ASU 2011-11 Balance Sheet (Topic 210)-Disclosures about Offsetting Assets and Liabilities: The amendments in this ASU will enhance disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. The Company will be required to apply the amendments for annual reporting periods beginning on January 1, 2013. It is not expected to have a material impact on the Company's consolidated financial statements.

Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents
Note 2 - Cash and Cash Equivalents

	December 31,
	2012	2011

Denominated in U.S. dollars	$23,846	$15,405
Denominated in New Israeli Shekels	3,424	1,686
Denominated in Euros	3,968	4,754
Denominated in Japanese Yen	3,050	1,146
Denominated in other currencies	1,154	1,294

	$35,442	$24,285

Accounts Receivable - Other	12 Months Ended
Dec. 31, 2012
Accounts Receivable - Other [Abstract]
Accounts Receivable - Other	Note 3 - Accounts Receivable - Other

	December 31,
	2012	2011
Government institutions	$2,662	$2,139
Other	1,992	3,120

	$4,654	$5,259

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories

Note 4 - Inventories

	December 31,
	2012	2011
Raw materials and components	$12,744	$13,051
Work-in-progress	5,846	6,169
Finished goods	10,151	8,627

	$28,741	$27,847

Inventories are presented in:

	December 31,
	2012	2011
Current assets	$22,591	$22,921
Non-current assets	6,150	4,926
	$28,741	$27,847

Long term Inventory:

At December 31, 2012, $6,150 of the Company's components inventory is in excess of requirements for the year 2013 based on management's estimate of sales. This long term components inventory is mainly comprised of imaging sensor and transmitter of its PillCam capsules and raw material used for the production of new products. Management believes that this amount will be utilized according to its forecasted sales.

Short-Term Investments And Marketable Securities	12 Months Ended
Dec. 31, 2012
Short-Term Investments And Marketable Securities [Abstract]
Short-Term Investments And Marketable Securities
Note 5 - Short-term Investments and Marketable Securities

A.	Short-term investments and marketable securities

As of December 31, 2012 and 2011, Short-term investments consist of:

	December 31,
	2012	2011

Available-for-sale securities	$2,446	$3,794
Bank deposits	56,000	60,968
Total	$58,446	$64,762

B.           Available for sale marketable securities

As of December 31, 2012 and 2011, marketable securities consist of corporate bonds only.

During 2012, the Company recorded $1,151 of realization and adjustments of unrealized gains from corporate bonds. Proceeds from the sale and maturity of available-for-sale securities were $13,343 in 2012; net realized gains included in finance income in 2012 were $85 (net realized gains included in finance income in 2011 - $281; in 2010 - $43).

The carrying amount, gross unrealized holding gains, gross unrealized holding losses, and fair value marketable securities classified as available-for-sale at December 31, 2012 and 2011 are as follows:

		Gross	Gross
	Carrying	unrealized	unrealized
	amount	holding gains	holding (losses)	Fair value

At December 31, 2012	$32,368	$295	$(29)	$32,634

At December 31, 2011	$20,682	$3	$(888)	$19,797

Maturities of debt securities classified as available-for-sale at December 31, 2012 were as follows:

	Carrying
	amount	Fair value
Current maturities	$2,434	$2,446
Due after one year through five years	29,934	30,188
	$32,368	$32,634

Fixed Assets, Less Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Fixed Assets, Less Accumulated Depreciation [Abstract]
Fixed Assets, Less Accumulated Depreciation

Note 6 - Fixed Assets, Less Accumulated Depreciation

	December 31,
	2012	2011
Computers and software	$13,633	$12,195
Instruments and laboratory equipment	1,494	1,476
Leasehold improvements	6,338	5,471
Motor vehicles	140	140
Machinery and equipment	20,035	18,926
Communication equipment	558	558
Office furniture and equipment	2,550	2,306

Fixed assets, at cost	44,748	41,072

Accumulated depreciation	(32,413)	(28,771)

Fixed assets at cost, less accumulated depreciation	$12,335	$12,301

Depreciation expenses for the years ended December 31, 2012, 2011 and 2010 were $4,213, $4,550 and $4,321, respectively. During 2012, the Company wrote off fixed assets which was no longer in use. This resulted in a charge of $239 recorded in operating expenses - other on the consolidated statement of income.

As of December 31, 2012 and 2011, the cost of fixed assets under capital lease was $607 and $607, and the accumulated depreciation for year ended December 31, 2012 and 2011 was $484 and $397, respectively.

Intangible Assets, Less Accumulated Amortization	12 Months Ended
Dec. 31, 2012
Intangible Assets, Less Accumulated Amortization [Abstract]
Intangible Assets, Less Accumulated Amortization

Note 7 - Intangible Assets, Less Accumulated Amortization

	December 31,
	2012	2011
Patents and trademarks	$16,222	$14,414
Web site development	1,821	1,518
Software development	647	647
IPR&D acquired in a business combination (note 16B)	5,306	5,306
Patents and technology acquired in business
combinations	15,667	12,562
Trademarks and trade names acquired in
business combinations	4,020	4,020
Customer relationships acquired in business
combinations	3,556	2,891

Intangible assets, at cost	47,239	41,358

Accumulated amortization	(16,534)	(12,283)

Intangible assets, less accumulated amortization	$30,705	$29,075

Amortization expenses for the years ended December 31, 2012, 2011 and 2010 were $4,384, $3,746 and $2,729, respectively (expenses for 2010 do not include $612 amortization of backlog acquired as part of the GILA acquisition, see Note 16B). Estimated amortization expenses for the next five years are:  $4,361 in 2013, $4,286 in 2014, $4,210 in 2015, $4,171 in 2016 and $3,256 in 2017. During 2012, the Company wrote off patents, trademarks and software development which are no longer expected to be used. This resulted in a charge of $245 recorded in Operating expenses - other in the consolidated statements of income.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 8 - Commitments and Contingencies

A.           Leases

The Company and its subsidiaries lease office space and manufacturing space for periods of up to 11 years (including options to extend the terms of the leases). The current lease for the Company's headquarters is in Yoqneam, Israel. This facility houses the Company's corporate headquarters, research and development and manufacturing facilities. Under this lease agreement, the Company will pay approximately $1,775 a year in rent and management fees. These payments are subject to adjustments based on changes in the Israeli Consumer Price Index. In addition, to secure its obligations under the lease, the Company provided bank guarantees in the amount of approximately $788 in favor of the lessor. The lease expires on December 31, 2015. The Company has an option to extend the lease until December 31, 2020.

The Company and its subsidiaries signed several motor vehicle lease agreements, which are viewed as capital leases. The companies deposited a total amount of $210 to guarantee their performance under the terms of the lease agreements.

The Company is committed to minimum annual lease payments over the next five years as follows:

	Capital leases	Operating leases
2013	$38	$5,279
2014	-	4,364
2015	-	3,565
2016	-	2,915
2017 and thereafter	-	7,107
	$38	$23,230

Depreciation of vehicles and equipment under capital lease for the years ended December 31, 2012, 2011 and 2010 was $87, $93 and $91, respectively (see also note 6).

Rental expenses under the lease agreements for the years ended December 31, 2012, 2011 and 2010 were $4,976, $5,311 and $4,557, respectively.

B.           Agreements with key single - source suppliers and commitments to suppliers

(1)
The Company has agreements with a number of single source suppliers for some of the components necessary for the production of its products. For example, the Company has sole suppliers for the imaging sensor and transmitter of its PillCam capsules and the data recorder unit of the Bravo system.

The Company relies on other single source suppliers with whom it does not have long term contracts for some other components necessary for the production of its products, such as the electrical circuit boards used in the PillCam and Bravo capsules and for computer workstations.

Purchases under such agreements with the five largest single source suppliers for the years ended December 31, 2012, 2011, 2010 were $15,690, $5,553 and $9,880, respectively.

B.           Agreements with key single - source suppliers and commitments to suppliers (cont'd)

(2)	The Company's annual commitments under agreements with single source and other suppliers for the next 5 years are as follows:

2013	$10,306
2014	1,342
2015	2,546
2016	3,363
2017 and beyond	3,812
$21,369

C.           Office of the Chief Scientist Grants

The Company's research and development efforts have been partially financed through royalty-bearing grants from OCS. In return for the OCS's participation, the Company is committed to pay royalties to the Israeli Government at the rate of 3%-5% of the sales of its product, up to 100% of the amount of the grants received plus LIBOR interest. The Company is entitled to the grants only upon incurring research and development expenditures. There are no future performance obligations related to the grants received from the OCS. However, under certain limited circumstances, the OCS may withdraw its approval of a research program or amend the terms of its approval. Upon withdrawal of approval, the grant recipient may be required to refund the grant, in whole or in part, with or without interest, as the OCS determines. The Company received from the OCS a total cumulative amount of $400 which is the total outstanding obligation for royalty-bearing grants as of December 31, 2012.

D.           Non-Exclusive Patent License Agreement

In August 2012, the Company entered into a non-exclusive patent license agreement with a third party. Under this license agreement, the Company licensed on a non-exclusive basis a portfolio of patents related to research and development activity of the Company. In consideration for this license, the Company paid EURO 1 million upon signing the agreement and may be obligated to pay royalties of up to EURO 8 million if the Company commercializes products in the field covered by the licensed patents. The Company does not anticipate royalty payments in the foreseeable future.

E.           Litigation

In October 2011, a claim was filed against the Company in Portugal by a former distributor seeking equitable compensation and damages in an amount of approximately EURO 1.7 million due to alleged wrongful termination of a distribution agreement.

On June 19, 2012, the claim was dismissed as a result of a court ruling that determined that Portuguese courts do not have jurisdiction to try this case under Portuguese and European applicable rules.

On September 9, 2012 the former distributor filed an appeal, challenging the dismissal of the claim as described above. This appeal was rejected on the grounds of late filing.  The distributor has appealed the ruling that it was late filing the appeal and this appeal was rejected as well.  Based on the advice of counsel, management believes that the Company was entitled to terminate the distribution agreement without any compensation. Accordingly, no provision has been made in the Company's financial statements for the claim.

Note 8 - Commitments and Contingencies (cont'd)

From time to time, as a result of the nature of its business, the Company is subject to actual or threatened patent litigation. Based on consultation with counsel, management believes that the potential exposure to the Company from such actual or threatened patent litigation as of December 31, 2012 is remote. Accordingly, no provision has been made in the Company's financial statements for any of such claims.

F.           Registration Rights Agreement

In November 2011, an Amended and Restated Registration Rights Agreement among the Company, Elron Electronic Industries ("Elron"), Discount Investment Corporation ("DIC") and Rafael Development Corporation ("RDC") was approved at a special meeting of our shareholders. As of December 31, 2012, Elron, DIC and RDC collectively owned an aggregate of 45.6% of the Company's ordinary shares and are collectively referred to as the "affiliated shareholders." This Amended and Restated Registration Rights Agreement has amended and restated a similar agreement among us and the affiliated shareholders that had been entered into in 2007. The 2007 agreement replaced earlier registration rights granted by the Company to Elron, DIC, RDC, entities affiliated with OrbiMed Capital LLC and other shareholders in connection with a private placement of our ordinary shares completed in September 2000, before our initial public offering. These earlier registration rights expired in October 2006.

Under this agreement, at the request of one or more of the affiliated shareholders holding at least 5% of the Company's then outstanding ordinary shares, the Company must use its best efforts to register any or all of these shareholders' ordinary shares to the extent that the aggregate offering price of the shares to be registered is at least $15 million. In addition, the affiliated shareholders also have the right to request that the Company include their ordinary shares in any registration statements filed by the Company in the future for the purpose of a public offering, subject to specified limitations. With respect to any shareholder, registration rights will expire if that shareholder can sell all of its ordinary shares within a 90 day period under Rule 144 under the United States Securities Act of 1933, as amended. Generally, the Company is obligated to pay all expenses incurred in carrying out the above registrations, as well as the fees and expenses of one legal counsel for the selling shareholders in each registration.

F.           Registration Rights Agreement (cont'd)

The 2011Amended and Restated Registration Rights Agreement extended the affiliated shareholders' registration rights until July 18, 2017 and provides relief from certain requirements and financial thresholds necessary to trigger registration rights to the benefit of lending institution to which any of the affiliated shareholders pledge its respective shares in the Company in connection with any credit line or loan provided to the affiliated shareholders. Finally, the Company has agreed that each of the affiliated shareholders could require that any registration be a shelf registration under Rule 415 under the United States Securities Act of 1933, and to maintain such a shelf registration for the maximum possible time

Accounts Payable - Other	12 Months Ended
Dec. 31, 2012
Accounts Payable - Other [Abstract]
Accounts Payable - Other
Note 9 - Accounts Payable – Other

	December 31,
	2012	2011
Government institutions	$5,782	$5,145
Liabilities relating to employees	15,665	15,370
Advances from customers	196	201
Warranty	573	665
Commissions	1,291	1,857
Accrued expenses	3,584	5,159

	$27,091	$28,397

Liability In Respect Of Employee Severance Payments	12 Months Ended
Dec. 31, 2012
Liability In Respect Of Employee Severance Payments [Abstract]
Liability In Respect Of Employee Severance Payments
Note 10 - Liability in Respect of Employee Severance Payments

Under Israeli law and labor agreements the Company is required to pay severance payments to each employee who was employed by the Company for over one year and has been terminated by the Company or resigned under certain specified circumstances. The Company's liability for these severance payments is covered mainly by deposits with insurance companies in the name of the employee and/or by purchase of insurance policies. The liability related to these severance payments is calculated on the basis of the latest salary of the employee multiplied by the number of years of employment as of the balance sheet date. The liability for employee severance payments included in the balance sheet represents the total amount due for such severance payment, while the assets held for severance benefits included in the balance sheet represents the Company's contributions to insurance policies. The Company may make withdrawals from the funds only upon complying with the Israeli severance pay law or labor agreements. In respect of certain Israeli employees, the Company obtained approval from the Israeli Ministry of Labor and Welfare, pursuant to the terms of Section 14 of the Israeli Severance Pay Law, 1963, according to which the current deposits with the insurance companies exempt the Company from any additional obligation to these employees for whom the said depository payments are made.

Expenses recorded in respect of employees' severance payments for the years ended December 31, 2012, 2011 and 2010 are $1,125, $1,471 and $1,347, respectively.

The U.S. subsidiaries have a defined contribution retirement plan for their employees. Employees are allowed to contribute up to 18% of their salary in any one year, subject to a regulatory limit. The Company contributes 3% of an employee's salary subject to regulatory limits. Employees are vested in the Company's contributions after 30 days of employment. Expenses recorded in respect of the defined contribution retirement plan in the U.S for the years ended December 31, 2012, 2011 and 2010 are $1,089, $1,157 and $804, respectively.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 11 - Shareholders' equity

A.           Ordinary shares

All of the issued and outstanding Ordinary Shares of the Company are authorized and fully paid.  The Ordinary Shares of the Company are not redeemable and have no preemptive rights. The ownership or voting of Ordinary Shares by non-residents of Israel is not restricted in any way by the Company's memorandum or articles of association or the laws of the State of Israel, except that citizens of countries (including corporations incorporated in countries) which are considered under the applicable law as "enemy states" of Israel may not be recognized as owners of Ordinary Shares.

B.	Employees' and non employees' stock options

The Company has three active equity plans:

The newest plan is the 2009 Equity Incentive Plan. The 2009 equity plan permits the Company to grant a number of equity instruments, such as options, restricted stock, restricted stock units and stock appreciation rights to eligible employees, directors and consultants. Stock option awards under this plan must be granted at no less than the fair market value of our ordinary shares on the date of the grant and the term of the awards may not exceed ten years. Shares underlying equity awards that have been cancelled or forfeited return to the pool of equity units are also available for grant under the plan.  As of December 31, 2012, there were outstanding under this plan 495,117 restricted share units, or RSUs. No other types of equity units are outstanding under the 2009 plan.

Generally, awards vest over a four-year period beginning with the first or second anniversary of the grant. The Company's Compensation and Nominating Committee has the authority to grant awards with different vesting terms and to accelerate the time periods for the vesting of awards. To the extent the awards have vested, they may be exercised in whole or in part from time to time until their expiration.

Upon the termination of employment or service of participating employees and consultants, all unvested awards are cancelled. All vested awards may be exercised within 180 days following termination, except if termination of employment is due to specified circumstances such as death or disability of a plan participant, in which case vested awards may be exercised within one year following termination. All vested awards not exercised within this period are automatically forfeited and cancelled. Unvested awards to non-employee directors whose service is terminated or discontinued for any reason other than for cause and who have been members of our board of directors for more than five years, will automatically vest and become exercisable immediately prior to termination or discontinuation of service. These vested awards may be exercised within 180 days following termination of service, except in cases of where termination or discontinuation of service is a result of statutory requirements, death, disability or other circumstances of forced cessation of service, in which case awards may be exercised at any time until their expiration date. In a case of termination for cause of a plan participant, all awards, whether vested or unvested, are automatically forfeited and cancelled.

Under the 2009 equity plan, in the event of an acquisition, merger or other share exchange in which the Company is not the surviving entity and the acquiring entity does not agree to assume the awards, all outstanding, but unvested, awards of each plan participant having been employed by the Company at least one year, will be accelerated and exercisable, ten days prior to the completion of the acquisition, merger or share exchange. In addition, if the employment of a particular holder of outstanding awards is terminated by the Company as of or during the 12-month period following a change in control (as defined in the 2009 equity plan), all unvested awards of such holder will be automatically accelerated and exercisable, subject to certain adjustments and exceptions.

Awards granted under the 2009 equity plan to Israeli residents may be granted under Section 102 of the Israeli Income Tax Ordinance pursuant to which the awards or the ordinary shares issued upon their exercise must be deposited with a trustee for at least two years following the date of the grant. Under Section 102, any tax payable by an employee from the grant or exercise of the awards is deferred until the transfer of the awards or ordinary shares by the trustee to the employee or upon the sale of the awards or ordinary shares.

Given Imaging Ltd. and its Subsidiaries
Notes to the Consolidated Financial Statements
(In thousands)

Note 11 - Shareholders' equity (cont'd)

B.	Employees' and non employees' stock options (cont'd)

Awards granted under Section 102 may qualify for certain tax benefits under the Israeli Tax Ordinance.

Stock options granted under the plan to U.S. residents may also qualify as incentive stock options within the meaning of Section 422 of the U.S. Internal Revenue Code of 1986, as amended. The exercise price for incentive stock options must not be less than the fair market value on the date the option is granted, or 110% of the fair market value if the option holder holds more than 10% of our share capital.

The Company also has an equity plan entitled the 2006 Equity Incentive Plan.  The terms of the 2006 plan are identical to the terms of the 2009 equity plan.  The Company has reserved for issuance a total of 4,000,000 Ordinary Shares under the 2006 Plan.  As of December 31, 2012 there were 3,344,814 options outstanding under the 2006 Plan.

The Company's 2003 stock option plan was materially amended in February 2012 and renamed the Amended and Restated 2003 Equity Incentive Plan, and is currently identical to the 2009 plan. Previously, the 2003 stock option plan only permitted the grant of stock options. The Company has reserved for issuance a total of 2,500,000 Ordinary Shares under the 2003 Plan. As of December 31, 2012, there were outstanding options to purchase 1,396,665  ordinary shares and 315,924 RSUs under the 2003 stock option plan.  Stock option awards under this plan had been granted at no less than the fair market value of the Company's ordinary shares on the date of the grant and the term of the awards does not exceed ten years. The 2003 stock option plan has expired on February 12, 2013 and no equity grants will be made under this plan after this date.  However, outstanding awards may be exercised until their expiration date.

During 2009 the Company extended the term of outstanding stock options previously granted to 181 employees under the Company's 2006 Plan by two additional years. On June 3, 2009, the shareholders at their Annual General Meeting approved extension of the term of outstanding stock options previously granted to external directors under the Company's 2006 Plan by two additional years.

The incremental cost recorded due to this modification in the consolidated statements of income for the years ended December 31, 2012, 2011 and 2010 was $10, $61 and $721, respectively.

Awards granted to consultants are immaterial.

Given Imaging Ltd. and its Subsidiaries
Notes to the Consolidated Financial Statements
(In thousands)
Note 11 - Shareholders' equity (cont'd)

B.	Employees' and non employees' stock options (cont'd)

Options

The following table summarizes information relating to stock options for Ordinary Shares outstanding, as of December 31, 2012 and 2011:

	Options outstanding as of
	December 31, 2012
		Weighted
		Average
		Remaining
	Number	contractual life
Exercise prices	outstanding at	(in years)
$1 - $10	704,792	1.93
$10.01-$20	1,714,775	1.45
$20.01-$30	1,822,472	1.50
$30.01-$40	499,440	1.90
	4,741,479

	Options outstanding as of
	December 31, 2011
		Weighted
		Average
		Remaining
	Number	contractual life
Exercise prices	outstanding at	(in years)
$1 - $10	790,080	2.87
$10.01-$20	1,990,864	2.29
$20.01-$30	1,825,172	1.96
$30.01-$40	499,440	2.90
	5,105,556

The stock option activity under the Plans is as follows:

		Weighted average exercise price	Weighted average
	Number of shares		grant date fair value
Balance at January 1, 2012	5,105,556	$20.48	9.55
Exercised	(350,638)	$11.56	7.48
Forfeited	(13,439)	$13.04	5.46
Balance at December 31, 2012	4,741,479	$21.16	9.70
Exercisable at December 31, 2012	4,538,344	$20.78	9.99

Given Imaging Ltd. and its Subsidiaries
Notes to the Consolidated Financial Statements
(In thousands)

Note 11 - Shareholders' equity (cont'd)

B.	Employees' and non employees' stock options (cont'd)

As of December 31, 2012, unrecognized compensation costs related to non-vested options aggregated $685 to be recognized over 0.3 years.

The aggregate intrinsic value of options outstanding as of December 31, 2012, 2011 and 2010 is $8,878 $10,944 and $8,208, respectively. The aggregate intrinsic value of options exercisable as of December 31, 2012, 2011 and 2010 is $7,116 , $6,946 and $4,141, respectively.

The total intrinsic value of options exercised during the year ended December 31, 2012 and 2011, is $2,079 and $3,490, respectively.

RSUs

The following table summarizes information relating to RSUs as of December 31, 2012 and related changes during the year ended December 31, 2012:

		Weighted average
Non-vested RSUs	Number of shares	grant date fair value
Balance at January 1, 2012	793,517	$17.80
Granted	324,924	18.49
Vested	(281,400)	17.31
Forfeited	(26,000)	17.60
Balance at December 31, 2012	811,041	$18.30

The aggregate intrinsic value of RSUs granted during 2012, 2011 and 2010 is $ 6,004, $6,600 and $6,942, respectively.

Given Imaging Ltd. and its Subsidiaries
Notes to the Consolidated Financial Statements
(In thousands)

Note 11 - Shareholders' equity (cont'd)

B.	Employees' and non employees' stock options (cont'd)

During 2012 the Company granted 264,909 RSUs to employees and non-employees. 50% of the RSUs vest on the second anniversary of the date of grant, and 25% vest on each of the third and fourth anniversaries of the date of the grant. 48,650 RSUs were granted to directors - 100% vest on the first anniversary and 11,365 were garnted to a director, 25% vest on each of four anniversaries. The fair value of the RSUs as of the date of grant is amortized over the vesting period. Unrecognized compensation costs related to the RSUs as of December 31, 2012, to be recognized over a weighted average period of 1.22 years, were $9.5 million, and compensation expenses of $5.3 million and $4.1 million were recognized in the years ended December 31, 2012 and 2011, respectively.

Restricted Shares

On May 30, 2006, the Company issued 100,000 restricted shares to its CEO. The restricted shares vested in four installments over a period of four years, beginning on May 30, 2007. On June 15, 2007 the Company issued 6,000 restricted shares to another one of its officers. These restricted shares vested in three installments over a period of four years, beginning on June 15, 2009. The fair value of the restricted shares as of the date of issue is amortized over the vesting period. As of December 31, 2012 there were no unrecognized compensation costs related to the restricted shares. Compensation expenses related to the restricted shares of $0, $18 and $485 and were recognized for the years ended December 31, 2012, 2011 and 2010, respectively.

Total compensation costs

The following table summarizes the allocation of the stock-based compensation charge for both employee and non-employee stock option grants:

	Year ended December 31,
	2012	2011	2010
Research and development costs	$724	$708	$428
Selling and marketing expenses	1,985	2,175	1,557
General and administrative expenses	3,449	4,480	6,497
	$6,158	$7,363	$8,482

Revenues	12 Months Ended
Dec. 31, 2012
Revenues [Abstract]
Revenues
Note 12 - Revenues

A.	Revenues by product lines

	Year ended December 31,
	2012	2011	2010
Workstations, recorders and software	$7,533	$9,060	$8,120
PillCam SB capsule	116,618	117,561	110,189
PillCam ESO capsule	269	425	539
PillCam Colon capsule	1,981	1,798	1,291
Patency capsules and scanners	906	792	666
Bravo pH monitoring products	17,677	19,746	18,603
GILA manometry and catheters	34,704	28,460	17,913
SmartPill systems and capsules	594	-	-
Services	219	113	488
	$180,501	$177,955	$157,809

Given Imaging Ltd. and its Subsidiaries
Notes to the Consolidated Financial Statements
(In thousands)

Note 12 – Revenues (cont'd)

B.	Revenues by geographic areas

	Year ended December 31,
	2012	2011	2010
Americas	$115,168	$108,745	$100,501
Europe, Middle East and Africa (mainly Europe)	42,911	45,122	40,224
Asia Pacific	22,422	24,088	17,084

	$180,501	$177,955	$157,809

Most of the Company's long-lived assets are located in Israel.

Financial Income, Net	12 Months Ended
Dec. 31, 2012
Financial Income, Net [Abstract]
Financial Income, Net
Note 13 - Financial Income, net

	Year ended December 31,
	2012	2011	2010
Currency gains, net	$61	$650	$1,989
Income from marketable securities and deposits	1,599	1,347	1,165
Other	(813)	(654)	(555)

	$847	$1,343	$2,599

The Company uses forward contracts and option strategies to manage its foreign exchange rate exposures. Contracts with notional amounts of $37.7 million, $64.7 million and $58.5 million and with estimated fair values that totaled $212, $1,431 and $(132) as of December 31, 2012, 2011 and 2010, respectively, were not designated as hedging instruments for accounting purposes. The changes in fair value of these contracts of $ (1,219), $1,563 and $(956) for the years ended December 31, 2012, 2011 and 2010 have been recognized as finance income (loss) in those years among "currency gains, net". The periodic net cash (receipts) settlements totaled $1,995, $1,617 and $1,602 for the years ended December 31, 2012, 2011 and 2010, respectively.

Taxes On Income	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Taxes On Income

Note 14 - Taxes on Income

A.           Israeli Taxation

(1)	Israeli income tax is computed on the basis of the Company's results in New Israeli Shekels ("NIS") determined for statutory purposes.

Pursuant to the Encouragement Capital Investments Law -1959 (the "Law"), the Company was awarded "Approved Enterprise" status under the government alternative benefits path ("Alternative Path") beginning in 1999, upon completion of the project as approved by the Investment Center. The program is for investments in the development of infrastructure and for investments in locally produced and imported equipment. The main benefits to which the Company will be entitled, if it implements all the terms of an approved program, are the exemption from tax on income deriving from an Approved Enterprise, and reduced tax rates on dividends originating from this income (if distributed within a certain time limit).

Given Imaging Ltd. and its Subsidiaries
Notes to the Consolidated Financial Statements
(In thousands)

Note 14 - Taxes on Income (cont'd)

A.           Israeli Taxation (cont'd)

Under the Alternative Path, the income derived from an Approved Enterprise will be exempt from tax for a ten-year period, commencing on the date that taxable income is first generated by the Approved Enterprise (limited to the earlier of a maximum period of 12 years from the year of commencement of operations or 14 years from the year the approval letter was received).

Dividend distributions originating from income of an Approved Enterprise will be subject to a withholding tax at the shareholders level at the rate of 15%, provided that the dividend is distributed during the period stipulated under Israeli law.

In the event of a dividend distribution (including withdrawals and charges that are deemed to be dividends) out of the income originating from the Approved Enterprise, and on which the Company received a tax exemption, the distribution is subject to corporate taxes at rates varying from 10% - 25% (currently 25%) depending on the percentage of foreign investment holding in the Company as defined by the Law.

If the Company derives income from sources other than the Approved Enterprise during the relevant period of benefits, such income will be taxable at regular corporate tax rates (see (4) below).

In 2005, an amendment to the Law was enacted (the "2005 Amendment"). Provisions of the 2005 Amendment which apply to the Company are as follows:

a.
Companies that meet the criteria of the Alternative Path of tax benefits will receive those benefits (now called "Beneficiating Enterprise" benefits) without prior approval. In addition, there will be no requirement to file reports with the Investment Center. Companies will be required to notify the Israeli Income Tax Authorities regarding the implementation of the Alternative Path. Audit will take place via the Income Tax Authorities as part of the tax audits. Request for pre-ruling is possible.

b.	Tax benefits of the Alternative Path include lower tax rates or zero tax depending on the investment zone and the path chosen, lower tax rates on dividends and accelerated depreciation.

c.	In order to receive benefits in the Grant Path or the Alternative Path, the Industrial Enterprise must contribute to the economic independence of Israel's economy in one of the following ways:

1.	Its primary activity is in the Biotechnology or Nanotechnology fields and pre-approval is received from the head of research and development at the Office of the Chief Scientist;

2.	Its revenue from a specific country is not greater than 75% of its total revenues that year;

3.	25% or more of its revenues are derived from a specific foreign market of at least 12 million residents.

The 2005 Amendment does not apply retroactively for investment programs having an Approved Enterprise approval certificate from the Investment Center issued up to December 31, 2004 (even when investments under these programs are conducted after January 1, 2005). Consequently, the amendments should not impact an existing Approved Enterprise, which received prior written approval. The new tax regime shall apply for a new Approved Enterprise and for an Approved Enterprise expansion for which the first year of benefits may be as early as 2004. The Company has notified the Israeli Income Tax Authorities as to the expansion of its Approved Enterprise status based on the 2005 Amendment.

Given Imaging Ltd. and its Subsidiaries
Notes to the Consolidated Financial Statements
(In thousands)

Note 14 - Taxes on Income (cont'd)

A.	Israeli Taxation (cont'd)

(2)	The 2010 Amendment to the Law for the Encouragement of Capital Investments – 1959

On December 29, 2010 an amendment to the Law for the Encouragement of Capital Investments – 1959 was approved (hereinafter – "the 2010 Amendment"). The 2010 Amendment was published in the Official Gazette on January 6, 2011. The 2010 Amendment is effective from January 1, 2011 and its provisions will apply to preferred income derived or accrued in 2011 and thereafter by a preferred company, per the definition of these terms in the 2010 Amendment. Companies can choose to not be included in the scope of the 2010 Amendment and to stay in the scope of the Law before its amendment until the end of the benefits period. The 2012 tax year is the last year companies can choose as the year of election, providing that the minimum qualifying investment began in 2010.

The 2010 Amendment provides that only companies in Development Area A will be entitled to the grants track and that they will be entitled to receive benefits under this track and under the tax benefits track at the same time. In addition, the existing tax benefit tracks were eliminated (the tax exempt track, the "Ireland track" and the "Strategic" track) and two new tax tracks were introduced in their place, a preferred enterprise and a special preferred enterprise, which mainly provide a uniform and reduced tax rate for all the company's income entitled to benefits, such as: for a preferred enterprise – in the 2011-2012 tax years – a tax rate of 10% for Development Area A and of 15% for the rest of the country, in the 2013-2014 tax years – a tax rate of 7% for Development Area A and of 12.5% for the rest of the country, and as from the 2015 tax year – 6% for Development Area A and 12% for the rest of the country. Furthermore, an enterprise that meets the definition of a special preferred enterprise is entitled to benefits for a period of 10 consecutive years and a reduced tax rate of 5% if it is located in Development Area A or of 8% if it is located in a different area.

The 2010 Amendment also provides that no tax will apply to a dividend distributed out of preferred income to a shareholder that is a company, for both the distributing company and the shareholder. A tax rate of 15% shall continue to apply to a dividend distributed out of preferred income to an individual shareholder or foreign resident, subject to double taxation prevention treaties, similar to the provisions of the existing law. Furthermore, the 2010 Amendment provides relief with respect to tax paid on a dividend received by an Israeli company from profits of an approved/alternative/beneficiary enterprise that accrued in the benefits period according to the version of the law before its amendment, if the company distributing the dividend elects to notify the tax authorities by June 30, 2015 that it is applying the provisions of the 2010 Amendment and the dividend is distributed after the date of the notice.

As of the December 31, 2012, the Company has not chosen the election of the Amendment to the law, and therefore is currently not entitled to the available relief described above. Under the Company's current tax status, the Company is eligible for tax exemption through 2021.

(3)
As explained above, the Israeli Company is exempt from tax for a ten-year period.  Therefore, the Israeli Company has not recorded deferred tax assets and liabilities. Out of the Company's retained earnings as of December 31, 2012, approximately $22.2 million are tax-exempt earnings attributable to its Approved Enterprise and approximately $54.6 million are tax-exempt earnings attributable to its Beneficiating Enterprise. The tax-exempt income attributable to the Approved and Beneficiating Enterprises cannot be distributed to shareholders without subjecting the Company to taxes. If these retained tax-exempt profits are distributed, the Company would be taxed at the reduced corporate tax rate applicable to such profits (currently- 25% pursuant to the implementation of the Investment Law). According to the 2005 Amendment, tax-exempt income generated under the Beneficiating Enterprise will be taxed upon dividend distribution or complete liquidation, whereas tax exempt income generated under the Approved Enterprise will be taxed only upon dividend distribution (but not upon complete liquidation, as the tax liability will be incurred by the shareholders). As of December 31, 2012, if the income attributed to the Approved Enterprise were distributed as dividend, the Company would incur a tax liability of approximately $5.5 million. If income attributed to the Beneficiating Enterprise were distributed as dividend, or upon liquidation, the Company would incur a tax liability in the amount of approximately $13.6 million. These amounts will be recorded as an income tax expense in the period in which the Company declares the dividend.

Given Imaging Ltd. and its Subsidiaries
Notes to the Consolidated Financial Statements
(In thousands)

(4)
On July 14, 2009, the Knesset (the Israeli parliament) passed the Economic Efficiency Law (Legislation Amendments for Implementation of the 2009 and 2010 Economic Plan) - 2009, which provided, inter-alia, an additional gradual reduction in the regular company tax rate to 18% as from the 2016 tax year. In accordance with the aforementioned amendments, the regular company tax rates applicable as from the 2009 tax year are as follows: in the 2009 tax year- 26%, in the 2010 tax year - 25%, in the 2011 tax year - 24%, in the 2012 tax year - 23%, in the 2013 tax year - 22%, in the 2014 tax year - 21%, in the 2015 tax year - 20% and as from the 2016 tax year the regular company tax rate will be 18%. The aforementioned change in the tax rates had no material impact on the Company's financial position or results of operations, since the Israeli company is currently tax exempt as explained above.

On December 5, 2011 the Knesset approved the Law to Change the Tax Burden (Legislative Amendments) – 2011. According to the law, the tax reduction that was provided in the Economic Efficiency Law, as aforementioned, will be cancelled and the regular company statutory tax rate will be 25% as from 2012.

(5)	In 2012, the Company signed a settlement agreement with the Israeli Tax Authorities (ITA) for fiscal years 2008 and 2009 (see also Note 14F below).

(6)
As of December 31, 2012, the Company has no tax loss carryforwards in Israel except for capital losses of approximately $37.0 million which are available to offset future taxable capital gains for indefinite period. The Company has not recorded deferred tax assets on behalf of these capital losses, since management believes it is more likely than not that these deferred tax assets will not be realized.

(7)
An amendment to the Law, which was enacted on November 12, 2012 (the "Trapped Profits Law") offers reduced corporate income tax rates intended to encourage the distribution of profits derived from tax-exempt income accumulated up to December 31, 2011. The Trapped Profits Law provides a formula, pursuant to which the higher the amount of income a company would be willing to release, the lower would the applicable corporate income tax rate be for that company with respect to such income (the tax rate may be reduced to a minimum of 6%). A company opting to utilize the Trapped Profits Law would be required to meet certain conditions, including, among others, an obligation of the company to invest in an Industrial Enterprise. As of December 31, 2012, the Company has not utilized the accommodations of the Trapped Profits Law.

Given Imaging Ltd. and its Subsidiaries
Notes to the Consolidated Financial Statements
(In thousands)

Note 14 - Taxes on Income (cont'd)

B.	Foreign subsidiaries

As of December 31, 2012, the Company's subsidiaries had accumulated net operating loss carryforwards totaling approximately $37,144. Operating loss carryforwards in the Japanese subsidiary, totaling approximately $19,649, will expire through 2021. Operating loss carryforwards in the German and French subsidiaries amounted to approximately $11,266 and $3,915, respectively, and can be carried forward indefinitely.

C.	Profit before tax and income tax benefit (expense) included in the consolidated statements of income

	Year ended December 31,
	2012	2011	2010
Profit before taxes on income
and non controlling interest:
Israel	$9,231	$6,598	$8,232
Foreign jurisdiction	5,485	7,729	1,318
	14,716	14,327	9,550

Current tax benefit (expense):
Israel	84	(1,002)	(294)
Foreign jurisdiction	(2,338)	(1,565)	(1,195)
	(2,254)	(2,567)	(1,489)

Deferred taxes (see Note 14D):
Israel	-	-	-
Foreign jurisdiction	1,795	409	127
	1,795	409	127

Income tax expense	$(459)	$(2,158)	$(1,362)

D.           Deferred taxes

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers projected future taxable income and tax planning strategies in making this assessment.

Based upon projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences, net of the existing valuation allowances at December 31, 2012. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

Given Imaging Ltd. and its Subsidiaries
Notes to the Consolidated Financial Statements
(In thousands)

Note 14 - Taxes on Income (cont'd)

D.           Deferred taxes (cont'd)

The tax effects of significant items comprising the Company's deferred taxes:

	December 31,
	2012	2011
Deferred tax assets:
Tax loss carryforwards of subsidiaries	$12,120	$13,123
Other timing differences	2,643	1,550

Total gross deferred tax assets	14,763	14,673
Valuation allowance	(12,117)	(13,135)

Net deferred tax assets (presented among current assets)	$2,646	$1,538

Long term deferred tax liabilities -
intangible assets acquired in business combination (see Note 16B)	$(4,675)	$(5,362)

The net changes in the total valuation allowance for the years ended December 31, 2012, 2011 and 2010 are $ (1,018), $(1,976) and $1,898, respectively. For the year ended December 31, 2012, the net change in valuation allowance included a tax benefit of $239 which was due to a change in judgment about the realizability of the related deferred tax in future years, in the Company's Australian subsidiary. The remaining net change in the valuation allowance, and the net change in valuation allowance in the year ended December 31, 2011 are mainly due to utilization of operating loss carryforwards.

E.	Reconciliation of statutory tax expense to actual income tax expense

	Year ended December 31,
	2012	2011	2010
Profit before taxes on income	$14,716	$14,327	$9,550

Tax rate	25%	24%	25%

Computed expected tax	(3,679)	(3,438)	(2,388)
Tax benefits arising from approved enterprises (*)	2,717	1,584	2,058
Changes in unrecognized tax benefits	48	(1,471)	(57)
Permanent difference and other	(77)	(311)	64
Change in valuation allowance	1,018	1,976	(1,898)
Foreign tax rate differential	(486)	(498)	859

Income tax expense	$(459)	$(2,158)	$(1,362)

(*) Net earnings per share – amounts of the benefit resulting from the Approved Enterprises:

Net earnings per share – amounts of the benefit resulting from the Approved Enterprises:

Basic	$0.07	$0.05	$0.07
Diluted	$0.07	$0.05	$0.07

Given Imaging Ltd. and its Subsidiaries
Notes to the Consolidated Financial Statements
(In thousands)

Note 14 - Taxes on Income (cont'd)

F.           Accounting for income tax uncertainties

The Company and its subsidiaries file income tax returns in Israel, the U.S and other foreign jurisdictions. The U.S. subsidiary files income tax returns in federal jurisdictions, and various states within the U.S. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2008.

A reconciliation of the beginning and ending amount of unrecognized tax benefits based on the provisions of FASB ASC Subtopic 740-10, is as follows:

	2012	2011	2010
Balance at January 1	$5,301	$3,991	$3,974
Additions based on tax positions related to the current year	236	1,479	635
Reductions for tax positions of prior years	(204)	(169)	(618)
Settlements	(1,540)	-	-
Balance at December 31	$3,793	$5,301	$3,991

Unrecognized tax benefits in the amount of $3,793, if recognized, would affect the effective tax rate of the Company. The Company does not expect unrecognized tax benefits to change significantly over the next 12 months.

During the years ended December 31, 2012, 2011 and 2010 the Company recorded approximately $(80), $161 and $76, respectively in interest relating to unrecognized tax benefits in the consolidated statements of income and accrued $405 and $485 in the balance sheets as of December 31, 2012 and 2011, respectively.

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

Note 15 - Fair Value of Financial Instruments

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including items that are required to be measured at fair value and items for which the fair value option has been elected) at December 31, 2012 and 2011:

		In active
		markets for	Significant other	Significant
	December 31,	identical assets	observable	unobservable
	2012	(Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Short-term investments	$2,446	$2,446	$-	$-
Long-term marketable securities	30,188	30,188	-	-
Derivatives	212		212	-
	32,846	32,634	212	-

Liabilities –
contingent consideration	(1,038)			(1,038)
Total At December 31, 2012	$31,808	$32,634	$212	$(1,038)

		In active
		markets for	Significant other	Significant
	December 31,	identical assets	observable	unobservable
	2011	(Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Short-term investments	$3,794	$3,794	$-	$-
Long-term marketable securities	16,003	16,003	-	-
Derivatives	1,431	-	1,431	-
Total At December 31, 2011	$21,228	$19,797	$1,431	$-

Foreign Exchange Contracts

The Company and its subsidiaries complete transactions in currencies other than their functional currencies. The Company's primary objective with respect to currency risk is to reduce net income volatility that would otherwise occur due to exchange-rate fluctuations. In order to minimize the risk of gain or loss due to exchange rates, the Company uses foreign currency derivatives. As of December 31, 2012, the Company held foreign currency forward contracts aggregating $2,715 hedging Australian dollar, $8,209 hedging Euro, $6,377 hedging Yen and $20,430 hedging Israeli Shekel. Such instruments had a combined fair value gain of $212 and $1,431 as of December 31, 2012 and 2011, respectively, based on quotations from financial institutions. The Company does not apply hedge accounting. Gains /losses on these instruments are recognized in the consolidated statement of income.

Acquisitions And Investment	12 Months Ended
Dec. 31, 2012
Acquisitions And Investment [Abstract]
Acquisitions And Investment

Note 16 - Acquisitions and Investment

A.           Investment in the Japanese Subsidiary

On January 1, 2011, the Company's share in Given Imaging K.K. ("GIKK") was 93% of the total issued and outstanding shares of GIKK.

In March 2012, the Company purchased all of the remaining shares held by the non-controlling shareholders in GIKK for a total consideration of $658. As a result of this share purchase the Company holds 100% of GIKK.

As to impairment of goodwill, see Note 17.

B.           Acquisition of GILA (formerly Sierra)

On April 1, 2010, as part of the Company's strategy of expanding its product offerings, the Company completed the acquisition of GILA, a leading provider of specialty diagnostic devices for the gastrointestinal tract (the "GILA Acquisition"). Under the terms governing the GILA Acquisition, on the closing date of the GILA Acquisition (the "GILA Closing Date"), the Company paid $34.8 million in cash for all of the issued and outstanding shares of GILA's common stock. Transaction costs in connection with the GILA Acquisition, in the amount of $936, were recorded as expenses in the Company's consolidated statement of income for the year ended December 31, 2010.

The Company accounted for the GILA Acquisition using the purchase method of accounting. The following table represents the final allocation of the purchase price of GILA:

$ in thousands
Current assets	$7,967
Property, plant and equipment	533
Other long-term assets	65
Identifiable intangible assets:
In-process research and development	5,306
Technological intellectual property (1)	7,562
Backlog	612
Business-related intellectual property (2)	3,711
Goodwill	20,523
Total assets acquired	46,279

Current liabilities	(4,761)
Deferred tax liability	(6,759)
Other non-current liabilities	(9)
Total liabilities assumed	(11,529)

Net assets acquired	$34,750

(1)           Amortized over a period of 8 years.
(2)           Amortized over periods ranging from 8 to 15 years.

Given Imaging Ltd. and its Subsidiaries
Notes to the Consolidated Financial Statements
(In thousands)

Note 16 - Acquisitions and Investment (cont'd)

B.           Acquisition of GILA (cont'd)

The goodwill is attributable to the significant synergies expected to arise after the Company's acquisition of GILA.

The operations of GILA have been included in the consolidated financial statements of the Company from April 1, 2010.  The acquisition of GILA contributed revenues of $17.9 million and net loss of $716 to the Company for the period from April 1, 2010 to December 31, 2010.

Below are certain unaudited pro forma, combined statements of income data for the year ended December 31, 2010, presented as if the GILA Acquisition had occurred on January 1, 2009, after giving effect to: (a) purchase accounting adjustments, including the increase in amortization of identifiable intangible assets; and (b) estimated decrease in interest income due to the deduction of interest income on the Company's cash, cash equivalents and marketable securities used as cash consideration in the acquisition.  This unaudited pro forma financial information is not necessarily indicative of the combined results that would have been attained had the acquisition actually taken place at the beginning of 2009, nor is it necessarily indicative of future results.

Year ended December 31
2010
$ in millions
(except earnings per share)
(unaudited)
Net sales	$162.5
Net income	$9.9
Net income attributable to shareholders*	$10.2
Earnings per share:
Basic	$0.34
Diluted	$0.33

*	Includes net amortization in the amount of approximately $766 and decrease in interest income of approximately $88. In addition, transaction costs of $936 were eliminated.

C.           Marketing Subsidiary in Brazil

In January 2012, the Company paid $390 in a combination of cash and cancellation of a credit line in connection with setting up a sales and marketing subsidiary in Brazil. Under the terms of the agreement, the Company paid additional $210 in January 2013.  The Company may be obligated to pay up to an additional $390 if certain conditions and performance milestones are achieved between January 2014 and December 31, 2015.

Given Imaging Ltd. and its Subsidiaries
Notes to the Consolidated Financial Statements
(In thousands)

Note 16 - Acquisitions and Investment (cont'd)

D.           Acquisition of SmartPill Corporation

In October 2012, as part of the Company's strategy of expanding its product offerings, the Company acquired from the SmartPill Corporation, a U.S. based-company, the assets related to the SmartPill® GI Monitoring Systems for $6 million. The purchase agreement also includes an earn-out component, based on sales of the SmartPill product between 2013 and 2016.

The fair value of the contingent consideration arrangement of $1,038 was estimated based on future earn-out payments discounted to the valuation date using the weighted average cost of capital of 15.2%. That measure is based on significant inputs that are not observable in the market, which ASC Section 820-10-35 refers to as Level 3 inputs. Key assumptions include management's estimation about future sales. As of December 31, 2012, only the time-factor had affected the remaining contingent consideration; the range of outcomes and the assumptions used to develop the estimates had not changed.

The Company accounted for the transaction as a business combination. The following table represents the final allocation of the purchase price:

$ in thousands
Current assets	$595
Property, plant and equipment	183

Identifiable intangible assets:
In-process research and development
Technological intellectual property (1)	3,105

Business-related intellectual property (2)	302
Goodwill(3)	2,853
Total assets acquired	7,038

Current liabilities
Deferred tax liability
Other non-current liabilities	(1,038)
Total liabilities assumed	(1,038)

Net assets acquired	$6,000

(1)	Amortized over a period of 15 years.
(2)	Amortized over a period of 7 years.
(3)
The goodwill arising from the acquisition represents, inter alia, the synergies between the technology acquired and the Company's existing operational, R&D and sales and marketing infrastructure. The goodwill recognized is expected to be deductible for income tax purposes.

In the fourth quarter of 2012 Company recorded revenues of $594 related to SmartPill.

Pro-forma financial statements for SmartPill acquisition have not been furnished as they are immaterial to the understanding of future operations.

Goodwill	12 Months Ended
Dec. 31, 2012
Intangible Assets, Less Accumulated Amortization [Abstract]
Goodwill

Note 17 - Goodwill

Goodwill reflects the excess of the purchase price of Smart Pill, GILA and Bravo pH monitoring business acquired in December 2012, April 2010 and December 2008 , respectively, over the fair value of net assets (see note 16) and the excess of the cash invested over the fair value of the Company's share in the net assets of its subsidiary in Japan.

Based on the annual impairment tests performed relating to the goodwill in the Japanese subsidiary, the Company recorded impairment losses of $20 in 2010, as a result of ongoing operating losses. The Company recognized the impairment losses as part of the Operating expenses - other. All the goodwill related to the Japanese subsidiary has been written off.

The Company has set its annual impairment testing date for Smart Pill, GILA and for Bravo operations at December 31 of each year and no impairment charge was recognized.

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Balance as of January 1
Goodwill	$24,089	$24,998
Accumulated impairment losses	-	(909)
	24,089	24,089
Goodwill acquired during the year	2,853	-
Impairment loss	-	-
Balance as of December 31
Goodwill	26,942	24,998
Accumulated impairment losses	-	(909)

	$26,942	$24,089

Organization And Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Organization And Summary Of Significant Accounting Policies [Abstract]
Basis Of Presentation
B.           Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and include the accounts of the Company and its wholly-owned subsidiaries in the United States (including GILA, see note 16B), Germany, France, the Netherlands, Hong-Kong, Singapore, Vietnam, Japan, Brazil and Australia. The accounts of the subsidiaries are consolidated from the date of their inception, except for the accounts of GILA, which are consolidated from April 1, 2010, the closing date of the GILA acquisition. All intercompany balances and transactions have been eliminated in consolidation.  As of December 31, 2012, the Company considers itself operating in only one segment.

Functional And Reporting Currency
C.           Functional and reporting currency

The functional and reporting currency of the Company and all its subsidiaries is the U.S. dollar.

Transactions denominated in foreign currencies other than the U.S. dollar are translated into the functional currency using the prevailing exchange rates at the date of the transactions. Monetary accounts maintained in currencies other than the U.S. dollar are re-measured using the representative foreign exchange rate at the balance sheet date. Gains and losses from the translation of foreign currency balances are recorded in financial income, net.

Cash And Cash Equivalents	D. Cash and cash equivalents All highly-liquid investments with original maturity of three months or less from the date of deposit are considered to be cash equivalents.
Allowance For Doubtful Accounts Receivable - Trade

E.           Allowance for doubtful accounts receivable - trade

The allowance for doubtful accounts receivable is calculated on the basis of specific identification of balances, the collection of which, in management's opinion, is doubtful. In determining the adequacy of the allowance, management bases its opinion on the estimated risk, in reliance on available information with respect to the debtor's financial position and an evaluation of the collateral received.

E.           Allowance for doubtful accounts receivable - trade (cont'd)

The activity in the allowance for doubtful accounts for the three years ended December 31, 2012 is as follows:

	Year ended December 31,
	2012	2011	2010
Opening balance	$311	$295	$252
Additional provision	261	150	362
Write-offs	(229)	(134)	(319)

Closing balance	$343	$311	$295

Inventories
F.           Inventories

Inventories are stated at lower of cost or market.  Cost is determined using the average cost method for raw materials, components and finished goods and on the basis of actual manufacturing costs for work in progress.

Inventory that is not expected to be consumed in the next operating cycle, based upon sales forecast, is classified as non-current (for more details see Note 4).

Assets Held For Employees' Severance Payments	G. Assets held for employees' severance payments Assets held for employees' severance payments represent contributions to insurance policies that are recorded at their current redemption value.
Marketable Securities

H.           Marketable securities
The Company accounts for marketable securities under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 320-10 "Accounting for Certain Investments in Debt and Equity Securities" ("ASC 320-10").

Available-for-sale securities are recorded at fair value. Changes in fair value based on closing market prices of the securities at balance sheet date are recorded directly to shareholders' equity as accumulated other comprehensive income (loss). A decline in market value of available for sale security below cost deemed "other than temporary" will be charged to the statement of income when it occurs.

As of December 31, 2012, marketable securities consist of corporate bonds, which the Company classified as "available-for-sale".

Fixed Assets

I.           Fixed assets

Fixed assets are stated at cost.  Depreciation is computed by the straight-line method over the estimated useful lives of the assets at the following annual rates:
%
Computers and software	33
Instruments and laboratory equipment	15
Leasehold improvements	10
Motor vehicles	15
Machinery and equipment	15
Communication equipment	15
Office furniture and equipment	10-15

Motor vehicles purchased under capital lease arrangements are recorded at the present value of the minimum lease payments at lease inception.  Such assets and leasehold improvements are depreciated and amortized, respectively, using the straight-line method over the shorter of the lease term or estimated useful life of the asset.

The Company evaluates fixed assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, in accordance with the provisions of ASC 360-10, "Accounting for the Impairment of or Disposal of Long-Lived Assets" ("ASC 360-10"). Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future net cash flows expected to be generated by the asset. If the carrying amount of the assets is less than the undiscounted future net cash flows, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets

Definite-Life Intangible Assets

J.           Definite-life intangible assets

Definite-life intangible assets acquired in business combinations consist mainly of acquired technology (including in-process research and development expenditures), trademarks, patents and customer relationships, and are amortized using the straight-line method over their estimated period of useful life, mainly 8 to 20 years (for more details see Note 16B and Note 16D).

Legal expenses related to patents and trademarks registration have been capitalized and amortized over the expected useful life of the assets, which is mainly 8 years.

Technology and content costs are generally expensed as incurred, except for certain costs relating to the development of the Company's website that are capitalized and amortized over their estimated useful life which is generally 3 years.

Amortization charges are classified according to the expense category that benefits from the related intangible asset.

Definite-life intangible assets are evaluated for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, in accordance with ASC 360-10 (see Note 1I above).

Goodwill

K.           Goodwill

Pursuant to ASC 350-20, "Goodwill and Other Intangible Assets," goodwill and indefinite life intangible assets are not amortized but rather tested for impairment at least annually.

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually in accordance with the provisions of FASB ASC Topic 350, Intangibles - Goodwill and Other. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed. If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis.

The Company performs its annual impairment review of goodwill at December 31, and when a triggering event occurs between annual impairment tests. (See also Note 17 for details.)

Stock Compensation Plans

L.	Stock compensation plans

Stock-based compensation is accounted for based on the provisions of ASC 718-20, "Share-Based Payment" ("ASC 718-20"). ACS 718-20 requires compensation expense relating to share-based payments to be recognized in income using a fair-value measurement method. Under the fair value method, the estimated fair value of awards at the grant date is charged to income on a straight-line basis over the requisite service period, which is generally the vesting period.

Stock-based compensation recognized in the consolidated statements of income is based on awards ultimately expected to vest. As a result, the expense has been reduced for estimated forfeitures. ASC 718-20 requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates.

Earnings Per Ordinary Share

M.           Earnings per Ordinary Share

Basic and diluted earnings per Ordinary Share are presented in conformity with ASC 260-10, "Earnings Per Share".  Basic earnings per Ordinary Share are calculated by dividing the net profit attributable to Ordinary Shares, by the weighted average number of Ordinary Shares outstanding.  Diluted earnings per Ordinary share calculation is similar to basic earnings per share except that the weighted average of Ordinary Shares outstanding is increased to include the number of additional Ordinary Shares that would have been outstanding if the dilutive potential Ordinary Shares from options and restricted share units had been exercised.

M.           Earnings per Ordinary Share (cont'd)

The following table summarizes information related to the computation of basic and diluted earnings per Ordinary Share for the years indicated.

	Year ended December 31,
	2012	2011	2010
Net profit attributable to Ordinary Shares	$14,350	$11,978	$8,478

Weighted average number of Ordinary Shares outstanding
used in basic earnings per Ordinary Share
Calculation	30,853,581	30,212,787	29,670,842

Add assumed exercise of outstanding dilutive
potential Ordinary Shares	709,627	876,712	854,812

Weighted average number of Ordinary Shares outstanding
used in diluted earnings per Ordinary Share
Calculation	31,563,208	31,089,499	30,525,654

Basic earnings per Ordinary Share	$0.47	$0.40	$0.29

Diluted earnings per Ordinary Share	$0.45	$0.39	$0.28

Number of equity awards excluded from the
diluted earnings per share calculation
due to their anti-dilutive effect	1,508,694	3,904,630	4,763,410

Use Of Estimates
N.           Use of estimates

The preparation of the consolidated financial statements, in accordance with generally accepted principles in the United States of America, requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant items subject to such estimates and assumptions include the useful lives of fixed assets, allowances for doubtful accounts, the valuation of deferred tax assets, intangible assets, goodwill, inventory, derivatives, share-based compensation, reserves for income tax uncertainties, contingent consideration in respect of business combination and other contingencies. Actual results could differ from those estimates.

Revenue Recognition

O.           Revenue recognition

Revenues from sales of products are recognized upon delivery provided that the collection of the resulting receivable is reasonably assured, persuasive evidence of an arrangement exists, no significant obligations in respect of installation remain and the sales price is fixed or determinable.

The Company accrues estimated warranty costs at time of shipment based on contractual rights and historical experience.  The Company's policy is not to grant return rights.

O.           Revenue recognition (cont'd)

Taxes collected from customers and remitted to governmental authorities are presented in the financial statements on a net basis.

For sales contracts, which include a Post Contract Customer Support ("PCS") component, revenues allocated to PCS in accordance with ASC Subtopic 605-25, "Revenue Recognition - Multiple Element Arrangements", are deferred and recognized ratably over the term of the support period. For multi-element arrangements that include tangible products that contain software that is essential to the tangible product's functionality and undelivered software elements that relate to the tangible product's essential software, the Company allocates revenue to all deliverables based on their relative selling prices, in accordance with ASU 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements. In such circumstances, the Company uses a hierarchy to determine the selling price to be used for allocating revenue to deliverables: (i) vendor-specific objective evidence of fair value ("VSOE"), (ii) third-party evidence of selling price ("TPE"), and (iii) best estimate of the selling price ("ESP").

The Company accounts for multiple element arrangements that consist only of software or software-related products, including PCS, in accordance with ASC Subtopic 985-605 "Software Revenue Recognition". For such arrangements, revenue that includes multiple elements is allocated to each element based on the relative fair value of each element, and fair value is determined by VSOE. If the Company cannot objectively determine the fair value of any undelivered element included in such multiple-element arrangements, the Company defers revenue until all elements are delivered and services have been performed, or until fair value can objectively be determined for any remaining undelivered elements.

Government-Sponsored Research And Development
P.	Government-Sponsored Research and Development

The Company participates in various programs of the Office of the Chief Scientist of the Israeli Ministry of Industry and Trade (the "OCS"), some of which are royalty bearing. Grants received from the OCS are recorded as a reduction of research and development expenses, at the time the related expense is incurred and subject to grant approval.Royalties payable to OCS are classified as cost of revenues.

Taxes On Income

Q.           Taxes on income

The Company accounts for income taxes under ASC 740, "Income Taxes" ("ASC 740"). Under ASC 740, deferred tax assets or liabilities are recognized in respect of temporary differences between the tax bases of assets and liabilities and their financial reporting amounts as well as in respect of tax loss and credit carry forwards, based on enacted statutory tax rates applicable to the periods in which such deferred taxes will be realized.  The tax effect resulting from a change in tax rates is recognized in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company may incur additional tax liability in the event of intercompany dividend distributions by some of its subsidiaries.  Those subsidiaries have, at December 31, 2012, accumulated retained earnings of approximately $8 million which may be distributed as dividends. Such additional tax liability in respect of these non-Israeli subsidiaries has not been provided for in these financial statements as the Company does not expect these subsidiaries to distribute dividends in the foreseeable future.

The Company accounts for uncertainty in income taxes, under ASC 740-10 which prescribe a recognition threshold and measurement process for recording in the financial statements uncertain tax positions taken or expected to be taken in a tax return. ASC 740-10 also provides guidance on de-recognition of tax benefits, classification on the balance sheet, interest and penalties, accounting in interim periods, disclosure and transition. The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit.  The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

The Company's accounting policy is to accrue interest and penalties related to unrecognized tax benefits as a component of income tax expenses in the consolidated statements of income.

Research And Development Costs

R.           Research and development costs

Research and development costs, net of grants received, are charged to the statement of income as incurred (excluding in-process research and development expenditures acquired in business combinations). ASC 985-20, "Accounting for the Costs of Computer Software to be Sold, Leased or Otherwise Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility. Technological feasibility is established upon completion of a working model and success in clinical trials. Costs, incurred by the Company between completion of the working models and success in clinical trials and the point at which the products are ready for general release, have been insignificant. Therefore, research and development costs are charged to the statement of income, as incurred

Allowance For Product Warranty

S.           Allowance for product warranty

It is the Company's policy to grant a warranty for certain products. The balance sheet provision for warranties is determined based upon the Company's experience regarding the relationship between sales and warranty costs.

Concentration Of Credit Risk
T.           Concentration of credit risk

Financial instruments that may subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, trade accounts receivable and marketable securities.

Cash and cash equivalents are deposited with major financial institutions in Europe, the United States, Japan, Australia, Singapore, Hong Kong, Brazil, Vietnam and Israel.

The Company performs ongoing credit evaluations of the financial condition of its customers.  The risk of collection associated with trade receivables is reduced by the large number and geographical dispersion of the Company's customer base and the Company's policy of requiring collateral or security with respect to receivables due from distributors.

The marketable securities held by the Company are highly rated corporate bonds, see also Note 5B.

Comprehensive Income	U. Comprehensive Income In addition to net profit, comprehensive income includes unrealized gains or losses arising from marketable securities classified as available-for-sale.
Fair Value Measurements

V.           Fair Value Measurements

The Company's financial instruments include mainly cash and cash equivalents, accounts receivable, short term investments, contingent consideration in respect of business combination, marketable securities and accounts payable. The carrying amounts of these financial instruments approximate their fair value.

The Company implements ASC Topic 820 "Fair Value Measurements and Disclosures" ("ASC 820") for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements. ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability. (For details see Note 15).

Derivative financial instruments

The Company enters into forward exchange contracts to hedge certain anticipated transactions which are expected to be denominated in non-dollar currencies. These derivatives are not designated as hedging instruments for accounting purposes. The derivatives are recognized on the balance sheet at their fair value. Changes in the fair value are recognized in the statement of income as 'financial income – net'.

Business Combinations

W.           Business Combinations

The Company accounts for business combinations under the revised principles of ASC Topic 805 ("ASC 805"), Business Combinations, related to business combinations and non-controlling interests.  ASC 805 requires recognition of assets acquired, liabilities assumed, and non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. ASC 805 also requires the fair value of acquired in-process research and development ("IPR&D") to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs to be expensed as incurred. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

The Company applied the revised principles to the acquisitions of SmartPill in 2012 and Sierra in 2010 (see Note 16D and 16B, respectively, for details).

Recent Accounting Pronouncements
X.           Recent accounting pronouncements

In December 2011, the FASB issued ASU 2011-11 Balance Sheet (Topic 210)-Disclosures about Offsetting Assets and Liabilities: The amendments in this ASU will enhance disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. The Company will be required to apply the amendments for annual reporting periods beginning on January 1, 2013. It is not expected to have a material impact on the Company's consolidated financial statements.

Organization And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization And Summary Of Significant Accounting Policies [Abstract]
Allowance For Doubtful Accounts Receivable

	Year ended December 31,
	2012	2011	2010
Opening balance	$311	$295	$252
Additional provision	261	150	362
Write-offs	(229)	(134)	(319)

Closing balance	$343	$311	$295

Schedule Of Depreciation Rate Of Fixed Assets
%
Computers and software	33
Instruments and laboratory equipment	15
Leasehold improvements	10
Motor vehicles	15
Machinery and equipment	15
Communication equipment	15
Office furniture and equipment	10-15

Basic And Diluted Earnings Per Ordinary Share

	Year ended December 31,
	2012	2011	2010
Net profit attributable to Ordinary Shares	$14,350	$11,978	$8,478

Weighted average number of Ordinary Shares outstanding
used in basic earnings per Ordinary Share
Calculation	30,853,581	30,212,787	29,670,842

Add assumed exercise of outstanding dilutive
potential Ordinary Shares	709,627	876,712	854,812

Weighted average number of Ordinary Shares outstanding
used in diluted earnings per Ordinary Share
Calculation	31,563,208	31,089,499	30,525,654

Basic earnings per Ordinary Share	$0.47	$0.40	$0.29

Diluted earnings per Ordinary Share	$0.45	$0.39	$0.28

Number of equity awards excluded from the
diluted earnings per share calculation
due to their anti-dilutive effect	1,508,694	3,904,630	4,763,410

Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Schedule Of Cash and Cash Equivalents

	December 31,
	2012	2011

Denominated in U.S. dollars	$23,846	$15,405
Denominated in New Israeli Shekels	3,424	1,686
Denominated in Euros	3,968	4,754
Denominated in Japanese Yen	3,050	1,146
Denominated in other currencies	1,154	1,294

	$35,442	$24,285

Accounts Recevable - Other (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable - Other [Abstract]
Accounts Receivable - Other

	December 31,
	2012	2011
Government institutions	$2,662	$2,139
Other	1,992	3,120

	$4,654	$5,259

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule Of Inventory, Combining Work In Process And Raw Materials Alternative

	December 31,
	2012	2011
Raw materials and components	$12,744	$13,051
Work-in-progress	5,846	6,169
Finished goods	10,151	8,627

	$28,741	$27,847

Schedule Of Inventory, Current And Noncurrent

	December 31,
	2012	2011
Current assets	$22,591	$22,921
Non-current assets	6,150	4,926
	$28,741	$27,847

Short Term Investments And Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Investments And Marketable Securities [Abstract]
Short-Term Investments And Marketable Securities

	December 31,
	2012	2011

Available-for-sale securities	$2,446	$3,794
Bank deposits	56,000	60,968
Total	$58,446	$64,762

Schedule Of Available-For-Sale Securities

		Gross	Gross
	Carrying	unrealized	unrealized
	amount	holding gains	holding (losses)	Fair value

At December 31, 2012	$32,368	$295	$(29)	$32,634

At December 31, 2011	$20,682	$3	$(888)	$19,797

Schedule Of Maturities For Available-For-Sale Securities

	Carrying
	amount	Fair value
Current maturities	$2,434	$2,446
Due after one year through five years	29,934	30,188
	$32,368	$32,634

Fixed Assets, Less Accumulated Depreciation (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Assets, Less Accumulated Depreciation [Abstract]
Schedule Of Fixed Assets Less Acummulated Depreciation

	December 31,
	2012	2011
Computers and software	$13,633	$12,195
Instruments and laboratory equipment	1,494	1,476
Leasehold improvements	6,338	5,471
Motor vehicles	140	140
Machinery and equipment	20,035	18,926
Communication equipment	558	558
Office furniture and equipment	2,550	2,306

Fixed assets, at cost	44,748	41,072

Accumulated depreciation	(32,413)	(28,771)

Fixed assets at cost, less accumulated depreciation	$12,335	$12,301

Intangible Assets, Less Accumulated Amortization (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets, Less Accumulated Amortization [Abstract]
Schedule of Intangible Assets

	December 31,
	2012	2011
Patents and trademarks	$16,222	$14,414
Web site development	1,821	1,518
Software development	647	647
IPR&D acquired in a business combination (note 16B)	5,306	5,306
Patents and technology acquired in business
combinations	15,667	12,562
Trademarks and trade names acquired in
business combinations	4,020	4,020
Customer relationships acquired in business
combinations	3,556	2,891

Intangible assets, at cost	47,239	41,358

Accumulated amortization	(16,534)	(12,283)

Intangible assets, less accumulated amortization	$30,705	$29,075

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule Of Future Minimum Lease Payments

	Capital leases	Operating leases
2013	$38	$5,279
2014	-	4,364
2015	-	3,565
2016	-	2,915
2017 and thereafter	-	7,107
	$38	$23,230

Schedule Of Future Annual Commitments
2013	$10,306
2014	1,342
2015	2,546
2016	3,363
2017 and beyond	3,812
$21,369

Accounts Payable - Other (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable - Other [Abstract]
Schedule of Accounts Payable - Other

	December 31,
	2012	2011
Government institutions	$5,782	$5,145
Liabilities relating to employees	15,665	15,370
Advances from customers	196	201
Warranty	573	665
Commissions	1,291	1,857
Accrued expenses	3,584	5,159

	$27,091	$28,397

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Summary Of Information Relating To Stock Options For Ordinary Shares

	Options outstanding as of
	December 31, 2012
		Weighted
		Average
		Remaining
	Number	contractual life
Exercise prices	outstanding at	(in years)
$1 - $10	704,792	1.93
$10.01-$20	1,714,775	1.45
$20.01-$30	1,822,472	1.50
$30.01-$40	499,440	1.90
	4,741,479

	Options outstanding as of
	December 31, 2011
		Weighted
		Average
		Remaining
	Number	contractual life
Exercise prices	outstanding at	(in years)
$1 - $10	790,080	2.87
$10.01-$20	1,990,864	2.29
$20.01-$30	1,825,172	1.96
$30.01-$40	499,440	2.90
	5,105,556

Stock Option Activity

		Weighted average exercise price	Weighted average
	Number of shares		grant date fair value
Balance at January 1, 2012	5,105,556	$20.48	9.55
Exercised	(350,638)	$11.56	7.48
Forfeited	(13,439)	$13.04	5.46
Balance at December 31, 2012	4,741,479	$21.16	9.70
Exercisable at December 31, 2012	4,538,344	$20.78	9.99

Summary Of Information Relating To RSUs

		Weighted average
Non-vested RSUs	Number of shares	grant date fair value
Balance at January 1, 2012	793,517	$17.80
Granted	324,924	18.49
Vested	(281,400)	17.31
Forfeited	(26,000)	17.60
Balance at December 31, 2012	811,041	$18.30

Summary Of The Allocation Of The Stock-Based Compensation Charge

	Year ended December 31,
	2012	2011	2010
Research and development costs	$724	$708	$428
Selling and marketing expenses	1,985	2,175	1,557
General and administrative expenses	3,449	4,480	6,497
	$6,158	$7,363	$8,482

Revenues (Tables)	12 Months Ended
Dec. 31, 2012
Revenues [Abstract]
Schedule Of Revenues By Product Lines

	Year ended December 31,
	2012	2011	2010
Workstations, recorders and software	$7,533	$9,060	$8,120
PillCam SB capsule	116,618	117,561	110,189
PillCam ESO capsule	269	425	539
PillCam Colon capsule	1,981	1,798	1,291
Patency capsules and scanners	906	792	666
Bravo pH monitoring products	17,677	19,746	18,603
GILA manometry and catheters	34,704	28,460	17,913
SmartPill systems and capsules	594	-	-
Services	219	113	488
	$180,501	$177,955	$157,809

Schedule Of Revenues By Geographic Areas

	Year ended December 31,
	2012	2011	2010
Americas	$115,168	$108,745	$100,501
Europe, Middle East and Africa (mainly Europe)	42,911	45,122	40,224
Asia Pacific	22,422	24,088	17,084

	$180,501	$177,955	$157,809

Financial Income, Net (Tables)	12 Months Ended
Dec. 31, 2012
Financial Income, Net [Abstract]
Schedule Of Financial Income, Net

	Year ended December 31,
	2012	2011	2010
Currency gains, net	$61	$650	$1,989
Income from marketable securities and deposits	1,599	1,347	1,165
Other	(813)	(654)	(555)

	$847	$1,343	$2,599

Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Summary Of Profit (Loss) Before Tax And Income Tax Benefit (Expense)

	Year ended December 31,
	2012	2011	2010
Profit before taxes on income
and non controlling interest:
Israel	$9,231	$6,598	$8,232
Foreign jurisdiction	5,485	7,729	1,318
	14,716	14,327	9,550

Current tax benefit (expense):
Israel	84	(1,002)	(294)
Foreign jurisdiction	(2,338)	(1,565)	(1,195)
	(2,254)	(2,567)	(1,489)

Deferred taxes (see Note 14D):
Israel	-	-	-
Foreign jurisdiction	1,795	409	127
	1,795	409	127

Income tax expense	$(459)	$(2,158)	$(1,362)

Summary Of Tax Effects Of The Company's Deferred Taxes

	December 31,
	2012	2011
Deferred tax assets:
Tax loss carryforwards of subsidiaries	$12,120	$13,123
Other timing differences	2,643	1,550

Total gross deferred tax assets	14,763	14,673
Valuation allowance	(12,117)	(13,135)

Net deferred tax assets (presented among current assets)	$2,646	$1,538

Long term deferred tax liabilities -
intangible assets acquired in business combination (see Note 16B)	$(4,675)	$(5,362)

Reconciliation Of Statutory Tax Benefit (Expense) To Actual Income Tax Benefit (Expense)

	Year ended December 31,
	2012	2011	2010
Profit before taxes on income	$14,716	$14,327	$9,550

Tax rate	25%	24%	25%

Computed expected tax	(3,679)	(3,438)	(2,388)
Tax benefits arising from approved enterprises (*)	2,717	1,584	2,058
Changes in unrecognized tax benefits	48	(1,471)	(57)
Permanent difference and other	(77)	(311)	64
Change in valuation allowance	1,018	1,976	(1,898)
Foreign tax rate differential	(486)	(498)	859

Income tax expense	$(459)	$(2,158)	$(1,362)

(*) Net earnings per share – amounts of the benefit resulting from the Approved Enterprises:

Net earnings per share – amounts of the benefit resulting from the Approved Enterprises:

Basic	$0.07	$0.05	$0.07
Diluted	$0.07	$0.05	$0.07

Summary Of Net Earnings Per Share, Amounts Of Benefit Resulting From Approved Enterprises
Basic	$0.07	$0.05	$0.07
Diluted	$0.07	$0.05	$0.07

Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefits

	2012	2011	2010
Balance at January 1	$5,301	$3,991	$3,974
Additions based on tax positions related to the current year	236	1,479	635
Reductions for tax positions of prior years	(204)	(169)	(618)
Settlements	(1,540)	-	-
Balance at December 31	$3,793	$5,301	$3,991

Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Assets And Liabilities Measured On A Recurring Basis

		In active
		markets for	Significant other	Significant
	December 31,	identical assets	observable	unobservable
	2012	(Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Short-term investments	$2,446	$2,446	$-	$-
Long-term marketable securities	30,188	30,188	-	-
Derivatives	212		212	-
	32,846	32,634	212	-

Liabilities –
contingent consideration	(1,038)			(1,038)
Total At December 31, 2012	$31,808	$32,634	$212	$(1,038)

		In active
		markets for	Significant other	Significant
	December 31,	identical assets	observable	unobservable
	2011	(Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Short-term investments	$3,794	$3,794	$-	$-
Long-term marketable securities	16,003	16,003	-	-
Derivatives	1,431	-	1,431	-
Total At December 31, 2011	$21,228	$19,797	$1,431	$-

Acquisitions And Investment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Business Acquisition Pro Forma Information

Year ended December 31
2010
$ in millions
(except earnings per share)
(unaudited)
Net sales	$162.5
Net income	$9.9
Net income attributable to shareholders*	$10.2
Earnings per share:
Basic	$0.34
Diluted	$0.33

*	Includes net amortization in the amount of approximately $766 and decrease in interest income of approximately $88. In addition, transaction costs of $936 were eliminated.

Sierra [Member]
Schedule Of Purchase Price Allocation

$ in thousands
Current assets	$7,967
Property, plant and equipment	533
Other long-term assets	65
Identifiable intangible assets:
In-process research and development	5,306
Technological intellectual property (1)	7,562
Backlog	612
Business-related intellectual property (2)	3,711
Goodwill	20,523
Total assets acquired	46,279

Current liabilities	(4,761)
Deferred tax liability	(6,759)
Other non-current liabilities	(9)
Total liabilities assumed	(11,529)

Net assets acquired	$34,750

(1)           Amortized over a period of 8 years.
(2)           Amortized over periods ranging from 8 to 15 years.

SmartPill Corporation [Member]
Schedule Of Purchase Price Allocation

$ in thousands
Current assets	$595
Property, plant and equipment	183

Identifiable intangible assets:
In-process research and development
Technological intellectual property (1)	3,105

Business-related intellectual property (2)	302
Goodwill(3)	2,853
Total assets acquired	7,038

Current liabilities
Deferred tax liability
Other non-current liabilities	(1,038)
Total liabilities assumed	(1,038)

Net assets acquired	$6,000

(1)	Amortized over a period of 15 years.
(2)	Amortized over a period of 7 years.
(3)
The goodwill arising from the acquisition represents, inter alia, the synergies between the technology acquired and the Company's existing operational, R&D and sales and marketing infrastructure. The goodwill recognized is expected to be deductible for income tax purposes.

Organization And Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 segment item	Apr. 30, 2010 GILA [Member]	Apr. 02, 2010 GILA [Member]	Oct. 31, 2012 SmartPill Corporation [Member]	Dec. 31, 2012 Patents And Trademarks [Member]	Dec. 31, 2012 Technology And Content Costs [Member]	Dec. 31, 2012 Minimum [Member] Acquired Technology, Trademarks, Patents And Customer Relationships [Member]	Dec. 31, 2012 Maximum [Member] Acquired Technology, Trademarks, Patents And Customer Relationships [Member]
Number of principal components in the Given System	3
Business acquistion percentage of voting interest acquired		100.00%
Amount of cash paid for business acquisition			$ 34,800	$ 6,000
Number of operating segments	1
Maximum length of original maturity for highly-liquid investments to be considered cash equivalents	3 months
Useful life					8 years	3 years	8 years	20 years

Organization And Summary Of Significant Accounting Policies (Allowance For Doubtful Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization And Summary Of Significant Accounting Policies [Abstract]
Opening balance	$ 311	$ 295	$ 252
Additional provision	261	150	362
Write-offs	(229)	(134)	(319)
Closing balance	$ 343	$ 311	$ 295

Organization And Summary Of Significant Accounting Policies (Schedule Of Depreciation Rate Of Fixed Assets) (Details)	12 Months Ended
Dec. 31, 2012
Computer And Software [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	33.00%
Instruments And Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	10.00%
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	15.00%
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	15.00%
Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	15.00%
Minimum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	10.00%
Maximum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	15.00%

Organization And Summary Of Significant Accounting Policies (Basic And Diluted Earnings Per Ordinary Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization And Summary Of Significant Accounting Policies [Abstract]
Net profit attributable to Ordinary Shares	$ 14,350	$ 11,978	$ 8,478
Weighted average number of Ordinary Shares outstanding used in basic earnings per Ordinary Share Calculation	30,853,581	30,212,787	29,670,842
Add assumed exercise of outstanding dilutive potential Ordinary Shares	$ 709,627	$ 876,712	$ 854,812
Weighted average number of Ordinary Shares outstanding used in diluted earnings per Ordinary Share Calculation	31,563,208	31,089,499	30,525,654
Basic earnings per Ordinary Share	$ 0.47	$ 0.4	$ 0.29
Diluted earnings per Ordinary Share	$ 0.45	$ 0.39	$ 0.28
Number of equity awards excluded from the diluted earnings per share calculation due to their andi-dilutive effect	1,508,694	3,904,630	4,763,410

Cash And Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 35,442	$ 24,285	$ 34,619	$ 46,458
Denominates In U.S Dollars [Member]
Cash and cash equivalents	23,846	15,405
Denominated In New Israeli Shekels [Member]
Cash and cash equivalents	3,424	1,686
Denominated In Euros [Member]
Cash and cash equivalents	3,968	4,754
Denominated In Japanese Yen [Member]
Cash and cash equivalents	3,050	1,146
Denominated In Other Currencies [Member]
Cash and cash equivalents	$ 1,154	$ 1,294

Accounts Receivable - Other (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable - Other [Abstract]
Government institutions	$ 2,662	$ 2,139
Other	1,992	3,120
Total accounts receivable - other	$ 4,654	$ 5,259

Inventory (Schedule Of Inventory, Combining Work In Process And Raw Materials Alternative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials and components	$ 12,744	$ 13,051
Work-in-progress	5,846	6,169
Finished goods	10,151	8,627
Inventory, Total	$ 28,741	$ 27,847

Inventory (Schedule Of Inventory, Current And Noncurrent) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Current assets	$ 22,591	$ 22,921
Non-current assets	6,150	4,926
Inventory, Total	28,741	27,847
Amount of inventory in excess of requirements	$ 6,150

Short Term Investments And Marketable Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Unrealized loss of corporate bonds	$ 1,151	$ (980)	$ (304)
Proceeds from sale and maturity of available-for-sale securities	13,343
Net realized gain	85	281	43
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized loss of corporate bonds	$ 1,151

Short Term Investments And Marketable Securities (Schedule Of Short-Term Investments And Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-Term Investments And Marketable Securities [Abstract]
Available-for-sale securities	$ 2,446	$ 3,794
Bank deposits	56,000	60,968
Total	$ 58,446	$ 64,762

Short Term Investments And Marketable Securities (Schedule Of Available-For-Sale Securities) (Details) (Corporate Debt Securities [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Carrying amount	$ 32,368	$ 20,682
Gross unrealized holding gains	295	3
Gross unrealized holding (losses)	(29)	(888)
Fair value	$ 32,634	$ 19,797

Short Term Investments And Marketable Securities (Schedule Of Maturities For Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Short-Term Investments And Marketable Securities [Abstract]
Carrying amount, Current maturities	$ 2,434
Carrying amount, Due after one year through five years	29,934
Total carrying amount	32,368
Fair value, Current maturities	2,446
Fair value, Due after one year through five years	30,188
Total fair value	$ 32,634

Fixed Assets, Less Accumulated Depreciation (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fixed Assets, Less Accumulated Depreciation [Abstract]
Depreciation expenses	$ 4,213	$ 4,550	$ 4,321
Asset impairment charge in operating expenses	239
Cost of fixed assets under capital lease	607	607
Fixed assets under capital lease, accumulated depreciation	$ 484	$ 397

Fixed Assets, Less Accumulated Depreciation (Schedule Of Fixed Assets Less Acummulated Depreciation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	$ 44,748	$ 41,072
Accumulated depreciation	(32,413)	(28,771)
Fixed assets at cost, less accumulated depreciation	12,335	12,301
Computer And Software [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	13,633	12,195
Instruments And Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	1,494	1,476
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	6,338	5,471
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	140	140
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	20,035	18,926
Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	558	558
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	$ 2,550	$ 2,306

Intangible Assets, Less Accumulated Amortization (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Intangible Assets [Line Items]
Amortization expense intangible assets	$ 4,384	$ 3,746	$ 2,729
Estimated amortization expense, 2012	4,361
Estimated amortization expense, 2013	4,286
Estimated amortization expense, 2014	4,210
Estimated amortization expense, 2015	4,171
Estimated amortization expense, 2016	3,256
Operating expenses - other	455	397	759
Sierra [Member]
Schedule Of Intangible Assets [Line Items]
Amortization expense intangible assets			612
Patents, Trademarks, And Software Development [Member]
Schedule Of Intangible Assets [Line Items]
Operating expenses - other	$ 245

Intangible Assets, Less Accumulated Amortization (Schedule of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets, at cost	$ 47,239	$ 41,358
Accumulated amortization	(16,534)	(12,283)
Intangible assets, less accumulated amortization	30,705	29,075
Patents And Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, at cost	16,222	14,414
Web Site Development [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, at cost	1,821	1,518
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, at cost	647	647
In Process Research And Development [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired in business combinations	5,306	5,306
Patents And Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired in business combinations	15,667	12,562
Trademarks And Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired in business combinations	4,020	4,020
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired in business combinations	$ 3,556	$ 2,891

Commitments And Contingencies (Narrative) (Details)	1 Months Ended		12 Months Ended								1 Months Ended	12 Months Ended
	Aug. 31, 2012 EUR (€)	Oct. 31, 2011 EUR (€)	Dec. 31, 2012 USD ($) entity	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Corporate Headquarters, Research And Development And Manufacturing Facilties [Member] USD ($)	Dec. 31, 2012 Vehicles And Equipment [Member] USD ($)	Dec. 31, 2011 Vehicles And Equipment [Member] USD ($)	Dec. 31, 2010 Vehicles And Equipment [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Aug. 31, 2012 Maximum [Member] EUR (€)	Dec. 31, 2012 Maximum [Member]
Property, Plant and Equipment [Line Items]
Operating lease period			11 years
Bank guarantees			$ 788,000
Expiration date of lease			Dec 31, 2015
Expiration date of lease after optional lease extension			Dec 31, 2020
Capital lease deposit for guarantee			210,000
Depreciation expenses			4,213,000	4,550,000	4,321,000		87,000	93,000	91,000
Lease expense			4,976,000	5,311,000	4,557,000	1,775,000
Amount of purchases under commitment agreements			15,690,000	5,553,000	9,880,000
Damages sought by former distributor		1,700,000
Percentage of ordinary shares owned by affiliated shareholders			45.60%
Minimum percentage of outstanding ordinary shares needed to be owned by affiliated shareholder requesting reqistration of shareholders' ordinary shares			5.00%
Minimum offering price for shareholders' ordinary shares			15,000,000
Maximum number of days to sell ordinary shares			90 days
Number of largest single source suppliers			5
License fee upon signing agreement	1,000,000
Potential royalties due under patent license agreement											8,000,000
Royaties paid to government percentage of product sales										3.00%		5.00%
Royalties paid to government percentage of grant												100.00%
Cumulative amount of grant funds received			$ 400,000

Commitments And Contingencies (Schedule of Future Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies [Abstract]
2013	$ 5,279
2014	4,364
2015	3,565
2016	2,915
2017 and thereafter	7,107
Total future minimum operating leases	23,230
2013	38
2014
2015
2016
2017 and thereafter
Total future minimum capital leases	$ 38

Commitments And Contingencies (Schedule of Future Minimum Purchase Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies [Abstract]
2013	$ 10,306
2014	1,342
2015	2,546
2016	3,363
2017 and beyond	3,812
Total annual commitments	$ 21,369

Accounts Payable - Other (Schedule of Accounts Payable - Other) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable - Other [Abstract]
Government institutions	$ 5,782	$ 5,145
Liabilities relating to employees	15,665	15,370
Advances from customers	196	201
Warranty	573	665
Commissions	1,291	1,857
Accrued expenses	3,584	5,159
Accounts payable - other	$ 27,091	$ 28,397

Liability In Respect Of Employee Severance Payments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Liability In Respect Of Employee Severance Payments [Abstract]
Employees' severance costs	$ 1,125	$ 1,471	$ 1,347
Period of employment for eligibility of severance payments	1 year
Employee contibution percentage, maximum	18.00%
Employer contribution percentage, maximum	3.00%
Defined contribution plan, employee vesting period	30 days
Defined contribution retirement plan expense	$ 1,089	$ 1,157	$ 804

Shareholders' Equity (2009 Plan Narrative) (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2012 2009 Equity Incentive Plan [Member]	Dec. 31, 2012 Directors [Member] 2009 Equity Incentive Plan [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2012 Restricted Stock [Member] Chief Executive Officer [Member]	Dec. 31, 2012 Restricted Stock [Member] Officer [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] 2009 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of active equity plans	3
Stock option awards term of awards		10 years
Restricted stock issued and outstanding								811,041	793,517	495,117
Vesting period		4 years				4 years	4 years
Period after termination in which vested awards may be exercised		180 days	180 days
Period after termination due to death or disability in which vested awards may be exercised		1 year
Number of days prior to an acquisition or merger that unvested awards will be exercisable		10 days
Period of required employment to have awards accelerated and exercisable prior to change of control		1 year
Period in which an employee holding outstanding awards is terminated anticipation or during an acquisition or merger, all awards automatically vest if they are within 12 months of such acquisition or merger		12 months
Period in which Ordinary Shares issued upon exercise must be deposited with a trustee		2 years
Exercise price as percentage of fair value for significant owners of incentive stock options		110.00%
Percentage threshold for ownership of incentive stock options		10.00%
Term as Member of Boad of Directors for non vested awards to vest and become exerciseable prior to termination or discontinuation of service			5 years
Outstanding options				4,741,479	5,105,556

Shareholders' Equity (2006 Plan Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2006 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Number of Employees Affected	181
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock issued and outstanding	811,041	793,517
Restricted Stock Units (RSUs) [Member] | 2006 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost	$ 10	$ 61	$ 721
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options	4,741,479	5,105,556
Stock Options [Member] | 2006 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options	3,344,814
Ordinary Shares [Member] | 2006 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance	4,000,000
Employees [Member] | Stock Options [Member] | 2006 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Additional Years	2 years
Directors [Member] | Stock Options [Member] | 2006 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Additional Years	2 years

Shareholders' Equity (2003 Plan Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 2003 Plan [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] 2003 Plan [Member]	Dec. 31, 2012 Ordinary Shares [Member] 2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance					2,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		4,741,479	5,105,556	315,924	1,396,665
Share-based Compensation Arrangement by Share-based Payment Award, Authorized Expiration Period	10 years

Shareholders' Equity (Options Narrative) (Details) (Stock Options [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs related to non-vested options	$ 685
Unrecognized compensation costs related to non-vested options, period for recognition	3 months 18 days
Aggregate intrinsic value of options outstanding	8,878	10,944	8,208
Aggregate intrinsic value of options exercisable	7,116	6,946	4,141
Total intrinsic value of options exercised	$ 2,079	$ 3,490

Shareholders' Equity (RSUs Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses	$ 6,158,000	$ 7,363,000	$ 8,482,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/units granted	324,924
Unrecognized compensation costs related to the RSUs	9,500,000
Unrecognized compensation costs related to the RSUs, period for recognition	1 year 2 months 19 days
Compensation expenses	$ 5,300,000	$ 4,100,000
Aggregate intrinsic value of RSUs granted	$ 6,004	$ 6,600	$ 6,942
Employees And Non-Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/units granted	264,909
Each Of Four Anniversaries [Member] | Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/units granted	11,365
Vesting percentage	25.00%
Share Based Compensation Arrangement By Share Based Payment Award Vest Number Installments During Vesting Period	4
First Anniversary [Member] | Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/units granted	48,650
Vesting percentage	100.00%
Second Anniversary [Member] | Employees And Non-Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
Third Anniversary [Member] | Employees And Non-Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Fourth Anniversary [Member] | Employees And Non-Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%

Shareholders' Equity (Restricted Shares Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	May 30, 2006 Chief Executive Officer [Member] Restricted Stock [Member]	Dec. 31, 2012 Chief Executive Officer [Member] Restricted Stock [Member] item	Jun. 15, 2007 Officer [Member] Restricted Stock [Member]	Dec. 31, 2012 Officer [Member] Restricted Stock [Member] item
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/units granted							100,000		6,000
Number of installments for the vesting period								4		3
Vesting period								4 years		4 years
Compensation expenses	$ 6,158	$ 7,363	$ 8,482	$ 0	$ 18	$ 485

Shareholders' Equity (Summary Of Information Relating To Stock Options For Ordinary Shares) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding		5,105,556
$1-$10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit		1
Number of options outstanding		790,080
$10.01-$20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit		10.01
Number of options outstanding		1,990,864
$20.01-$30 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit		20.01
Number of options outstanding		1,825,172
$30.01-$40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit		30.01
Number of options outstanding		499,440
Stock Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	4,741,479
Stock Options [Member] | $1-$10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 1
Range of Exercise Prices, Upper Limit	$ 10
Number of options outstanding	704,792
Weighted Average Remaining contractual life of options outstanding	0 years	2 years 10 months 13 days
Stock Options [Member] | $10.01-$20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 10.01
Range of Exercise Prices, Upper Limit	$ 20
Number of options outstanding	1,714,775
Weighted Average Remaining contractual life of options outstanding	0 years	2 years 3 months 15 days
Stock Options [Member] | $20.01-$30 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 20.01
Range of Exercise Prices, Upper Limit	$ 30
Number of options outstanding	1,822,472
Weighted Average Remaining contractual life of options outstanding	0 years	1 year 11 months 16 days
Stock Options [Member] | $30.01-$40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 30.01
Range of Exercise Prices, Upper Limit	$ 40
Number of options outstanding	499,440
Weighted Average Remaining contractual life of options outstanding	0 years	2 years 10 months 24 days

Shareholders' Equity (Stock Option Activity) (Details) (Stock Options [Member], USD $)	12 Months Ended
Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning Balance	5,105,556
Number of shares, Forfeited	(13,439)
Number of shares, Exercised	(350,638)
Number of shares, Ending Balance	4,741,479
Number of shares, Exercisable	4,538,344
Weighted average exercise price, Beginning Balance	$ 20.48
Weighted average exercise price, Forfeited	$ 13.04
Weighted average exercise price, Exercised	$ 11.56
Weighted average exercise price, Ending Balance	$ 21.16
Weighted average exercise price, Exercisable	$ 20.78
Weighted average grant date fair value, Beginning Balance	$ 9.55
Weighted average grant date fair value, Forfeited	$ 5.46
Weighted average grant date fair value, Exercised	$ 7.48
Weighted average grant date fair value, Ending Balance	$ 9.7
Weighted average grant date fair value, Exercisable	$ 9.99

Shareholders' Equity (Summary Of Information Relating To RSUs) (Details) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of non-vested RSUs, Beginning Balance	793,517
Number of non-vested RSUs, Granted	324,924
Number of non-vested RSUs, Vested	(281,400)
Number of non-vested RSUs, Forfeited	(26,000)
Number of non-vested RSUs, Ending Balance	811,041
Non-vested RSUs, Weighted average grant date fair value, Beginning Balance	$ 17.8
Non-vested RSUs, Weighted average grant date fair value, Granted	$ 18.49
Non-vested RSUs, Weighted average grant date fair value, Vested	$ 17.31
Non-vested RSUs, Weighted average grant date fair value, Forfeited	$ 17.6
Non-vested RSUs, Weighted average grant date fair value, Ending Balance	$ 18.3

Shareholders' Equity (Summary Of The Allocation Of The Stock-Based Compensation Charge) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated stock-based compensation charge	$ 6,158	$ 7,363	$ 8,482
Research And Development Costs [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated stock-based compensation charge	724	708	428
Selling and Marketing Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated stock-based compensation charge	1,985	2,175	1,557
General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated stock-based compensation charge	$ 3,449	$ 4,480	$ 6,497

Revenues (Schedule Of Revenues By Product Lines) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 180,501	$ 177,955	$ 157,809
Workstations, Recorders And Software [Member]
Segment Reporting Information [Line Items]
Revenues	7,533	9,060	8,120
PillCam SB Capsule [Member]
Segment Reporting Information [Line Items]
Revenues	116,618	117,561	110,189
PillCam ESO Capsule [Member]
Segment Reporting Information [Line Items]
Revenues	269	425	539
PillCam Colon Capsule [Member]
Segment Reporting Information [Line Items]
Revenues	1,981	1,798	1,291
Patency Capsules And Scanners [Member]
Segment Reporting Information [Line Items]
Revenues	906	792	666
Bravo PH Monitoring Products [Member]
Segment Reporting Information [Line Items]
Revenues	17,677	19,746	18,603
GILA Manometry And Catheters [Member]
Segment Reporting Information [Line Items]
Revenues	34,704	28,460	17,913
SmartPill Systems And Capsules [Member]
Segment Reporting Information [Line Items]
Revenues	594
Services [Member]
Segment Reporting Information [Line Items]
Revenues	$ 219	$ 113	$ 488

Revenues (Schedule Of Revenues By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 180,501	$ 177,955	$ 157,809
Americas [Member]
Segment Reporting Information [Line Items]
Revenues	115,168	108,745	100,501
Europe, Middle East And Africa [Member]
Segment Reporting Information [Line Items]
Revenues	42,911	45,122	40,224
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenues	$ 22,422	$ 24,088	$ 17,084

Financial Income, Net (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Income, Net [Abstract]
Notional amounts of forward contracts	$ 37,700,000	$ 64,700,000	$ 58,500,000
Estimated fair value of forward contracts	212,000	1,431,000	(132,000)
Changes in fair value of forward contracts	(1,219,000)	1,563,000	(956,000)
Periodic net cash (receipts) settlements	$ 1,995,000	$ 1,617,000	$ 1,602,000

Financial Income, Net (Schedule Of Financial Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Income, Net [Abstract]
Currency gains, net	$ 61	$ 650	$ 1,989
Income from marketable securities and deposits	1,599	1,347	1,165
Other	813	654	555
Financial income, net	$ 847	$ 1,343	$ 2,599

Taxes On Income (Isreali Taxation Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 05, 2011	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Australian Subsidiary [Member]	Dec. 31, 2012 Commencement Of Operations [Member]	Dec. 31, 2012 Approval Letter [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Approved Enterprise [Member]	Dec. 31, 2012 Beneficiating Enterprise [Member]	Dec. 31, 2012 Trapped Profits Law [Member] Minimum [Member]	Dec. 31, 2012 Development Area A [Member] Special Preferred Enterprise [Member]	Dec. 31, 2012 Elsewhere In Israel [Member] Special Preferred Enterprise [Member]	Dec. 31, 2012 2011 - 2012 [Member] Development Area A [Member]	Dec. 31, 2012 2011 - 2012 [Member] Elsewhere In Israel [Member]	Dec. 31, 2012 2013 - 2014 [Member] Development Area A [Member]	Dec. 31, 2012 2013 - 2014 [Member] Elsewhere In Israel [Member]	Dec. 31, 2012 2015 [Member] Development Area A [Member]	Dec. 31, 2012 2015 [Member] Elsewhere In Israel [Member]	Dec. 31, 2016 Forecast [Member]	Dec. 31, 2015 Forecast [Member]	Dec. 31, 2014 Forecast [Member]	Dec. 31, 2013 Forecast [Member]	Dec. 31, 2012 Forecast [Member]	Dec. 31, 2012 Individual Shareholder Or Foreign Resident [Member]
Deferred Tax Liability Not Recognized [Line Items]
Income tax exemption period		10 years
Income tax exemption limitation period							12 years	14 years
Withholding tax rate on dividends distributed		15.00%
Corporate tax rate on distributions of income that received tax exemption		25.00%							10.00%	25.00%
Income tax expense		$ 459,000	$ 2,158,000	$ 1,362,000								$ 0
Maximum percentage of revenue from specific country		75.00%
Minimum percent of revenue from specific foreign market		25.00%
Minimum number of residents in foreign markets which revenue is derived		12,000,000
Capital loss carryforwards		37,000,000
Tax exempt earnings attributable to approved enterprise		22,200,000
Tax exempt earnings attributable to beneficiating enterprise		54,600,000
Deferred tax liability											5,500,000	13,600,000
Tax rate	25.00%	25.00%	24.00%	25.00%	26.00%								6.00%	5.00%	8.00%	10.00%	15.00%	7.00%	12.50%	6.00%	12.00%	18.00%	20.00%	21.00%	22.00%	23.00%	15.00%
Special preferred enterprise benefit period		10 years
Valuation allowance		$ 12,117,000	$ 13,135,000			$ 239,000

Taxes On Income (Foreign Subsidiaries Narrative) (Details) (Foreign Jurisdiction [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Accumulated net operating loss carryforwards	$ 37,144
Japanese [Member]
Operating Loss Carryforwards [Line Items]
Accumulated net operating loss carryforwards	19,649
German [Member]
Operating Loss Carryforwards [Line Items]
Accumulated net operating loss carryforwards	11,266
French [Member]
Operating Loss Carryforwards [Line Items]
Accumulated net operating loss carryforwards	$ 3,915

Taxes On Income (Deferred Taxes Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Net change in the total valuation allowance	$ (1,018)	$ (1,976)	$ 1,898

Taxes On Income (Accounting For Income Tax Uncertainties Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes On Income [Abstract]
Unrecognized tax benefits	$ 3,793	$ 5,301	$ 3,991	$ 3,974
Interest unrecognized tax benefits in the statement of operations	(80)	161	76
Interest unrecognized tax benefits in the balance sheets	$ 405	$ 485

Taxes On Income (Summary Of Profit (Loss) Before Tax And Income Tax Benefit (Expense)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Profit (loss) before taxes on income and noncontrolling interest, Israel	$ 9,231	$ 6,598	$ 8,232
Profit (loss) before taxes on income and noncontrolling interest, Foreign jurisdiction	5,485	7,729	1,318
Profit before taxes on income	14,716	14,327	9,550
Current tax benefit (expense), Israel	84	(1,002)	(294)
Current tax benefit (expense), Foreign jurisdiction	(2,338)	(1,565)	(1,195)
Current tax benefit (expense)	(2,254)	(2,567)	(1,489)
Deferred taxes, Foreign jurisdiction	1,795	409	127
Deferred taxes	1,795	409	127
Income tax benefit (expense)	$ (459)	$ (2,158)	$ (1,362)

Taxes On Income (Summary Of Tax Effects Of The Company's Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other timing differences	$ 2,643	$ 1,550
Total gross deferred tax assets	14,763	14,673
Valuation allowance	(12,117)	(13,135)
Net deferred tax assets (presented among current assets)	2,646	1,538
Subsidiary [Member]
Tax loss carryforwards of subsidiaries	12,120	13,123
Sierra [Member]
Long term deferred tax liabilities - intangible assets acquired in business combination (see Note 16B)	$ (4,675)	$ (5,362)

Taxes On Income (Reconciliation Of Statutory Tax Benefit (Expense) To Actual Income Tax Benefit (Expense)) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 05, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Taxes On Income [Abstract]
Profit before taxes on income		$ 14,716		$ 14,327		$ 9,550
Tax rate	25.00%	25.00%		24.00%		25.00%		26.00%
Computed expected tax		(3,679)		(3,438)		(2,388)
Tax benefits arising from approved enterprises		2,717		1,584		2,058
Changes in unrecognized tax benefits (expense)		48	[1]	(1,471)	[1]	(57)	[1]
Permanent difference and other		(77)		(311)		64
Change in valuation allowance		1,018		1,976		(1,898)
Foreign tax rate differential		(486)		(498)		859
Income tax benefit (expense)		$ (459)		$ (2,158)		$ (1,362)
Basic				$ 0.05		$ 0.07
Diluted				$ 0.05		$ 0.07

[1]	Year ended December 31, 2012 2011 2010 Profit before taxes on income $ 14,716 $ 14,327 $ 9,550 Tax rate 25% 24% 25 % Computed expected tax (3,679) (3,438) (2,388) Tax benefits arising from approved enterprises (*) 2,717 1,584 2,058 Changes in unrecognized tax benefits 48 (1,471) (57) Permanent difference and other (77) (311) 64 Change in valuation allowance 1,018 1,976 (1,898) Foreign tax rate differential (486) (498) 859 Income tax expense $ (459) $ (2,158) $ (1,362) (*) Net earnings per share - amounts of the benefit resulting from the Approved Enterprises: Net earnings per share - amounts of the benefit resulting from the Approved Enterprises: Basic $ 0.07 $ 0.05 $ 0.07 Diluted $ 0.07 $ 0.05 $ 0.07

Taxes On Income (Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Balance at January 1	$ 5,301	$ 3,991	$ 3,974
Additions based on tax positions related to the current year	236	1,479	635
Reductions for tax positions of prior years	(204)	(169)	(618)
Settlements	(1,540)
Balance at December 31	$ 3,793	$ 5,301	$ 3,991

Fair Value Of Financial Instruments (Narrative) (Details) (Foreign Currency Forward Contracts [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 ILS	Dec. 31, 2012 JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of foreign currency derivatives			2,715	€ 8,209	20,430	¥ 6,377
Fair value gain (loss) on derivatives recognized in income	$ 212	$ 1,431

Fair Value Of Financial Instruments (Fair Value Of Assets And Liabilities Measured On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 2,446	$ 3,794
Long-term marketable securities	30,188	16,003
Derivatives	212	1,431
Contingent consideration	(1,038)
Total Assets	31,808	21,228
In Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	2,446	3,794
Long-term marketable securities	30,188	16,003
Total Assets	32,634	19,797
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	212	1,431
Total Assets	212	1,431
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments
Long-term marketable securities
Derivatives
Contingent consideration	(1,038)
Total Assets
Total Liabilities	$ (1,038)

Acquisitions And Investment (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Given Imaging K. K. [Member]	Jan. 31, 2011 Given Imaging K. K. [Member]	Mar. 31, 2013 Marketing Subsidiary In Brazil [Member]	Jan. 31, 2012 Marketing Subsidiary In Brazil [Member]	Dec. 31, 2012 SmartPill Corporation [Member]	Oct. 31, 2012 SmartPill Corporation [Member]	Dec. 31, 2010 GILA [Member]	Dec. 31, 2010 GILA [Member]	Apr. 30, 2010 GILA [Member]	Apr. 02, 2010 GILA [Member]
Business Acquisition [Line Items]
Business acquistion percentage of voting interest acquired					93.00%							100.00%
Cumulative ownership percentage after all transactions				100.00%
Amount of cash paid and cancellation of line of credit for business acquisition							$ 390
Amount of cash paid for business acquisition				658		210			6,000				34,800
Transaction cost of business acquisition											936
Contingent consideration in respect of business combination	1,038								1,038
Weighted average cost of capital									15.20%
Revenues from acquisition	180,501	177,955	157,809					594		17,900
Net loss from acquisition	14,257	12,169	8,188							716
Potential payment if certain conditions and performance milestones are met							$ 390

Acquisitions And Investment (Schedule Of Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012 SmartPill Corporation [Member]		Apr. 02, 2010 GILA [Member]	Oct. 31, 2012 Technological Intellectual Property [Member] SmartPill Corporation [Member]		Dec. 31, 2012 Technological Intellectual Property [Member] GILA [Member]	Apr. 02, 2010 Technological Intellectual Property [Member] GILA [Member]		Oct. 31, 2012 Business-Related Intellectual Property [Member] SmartPill Corporation [Member]		Apr. 02, 2010 Business-Related Intellectual Property [Member] GILA [Member]		Apr. 02, 2010 In Process Research And Development [Member] GILA [Member]	Apr. 02, 2010 Backlog [Member] GILA [Member]	Dec. 31, 2012 Minimum [Member] Business-Related Intellectual Property [Member] GILA [Member]	Dec. 31, 2012 Maximum [Member] Business-Related Intellectual Property [Member] GILA [Member]
Business Acquisition [Line Items]
Current assets	$ 595		$ 7,967
Property, plant and equipment	183		533
Other long-term assets			65
Identifiable intangible assets: Not amortizable													5,306	612
Identifiable intangible assets: Amortizable				3,105	[1]		7,562	[2]	302	[3]	3,711	[4]
Goodwill	2,853	[5]	20,523
Total assets acquired	7,038		46,279
Current liabilities			(4,761)
Deferred tax liability			(6,759)
Other non-current liabilities	(1,038)		(9)
Total liabilities assumed	(1,038)		(11,529)
Net assets acquired	$ 6,000		$ 34,750
Finite-lived intangible asset amortization period				15 years		8 years			7 years						8 years	15 years

[1]	Amortized over a period of 15 years.
[2]	Amortized over a period of 8 years.
[3]	Amortized over a period of 7 years.
[4]	Amortized over periods ranging from 8 to 15 years.
[5]	The goodwill arising from the acquisition represents, inter alia, the synergies between the technology acquired and the Company's existing operational, R&D and sales and marketing infrastructure. The goodwill recognized is expected to be deductible for income tax purposes.

Acquisitions And Investment (Schedule Of Business Acquisition Pro Forma Information) (Details) (GILA [Member], USD $)	12 Months Ended
Dec. 31, 2010
GILA [Member]
Business Acquisition [Line Items]
Net sales	$ 162,500,000
Net income	9,900,000
Net income attributable to shareholders	10,200,000 [1]
Earnings per share: Basic	$ 0.34
Earnings per share: Diluted	$ 0.33
Net amortization amount	766,000
Decrease in interest income amount	88,000
Transaction cost of business acquisition	$ 936,000

[1]	Includes net amortization in the amount of approximately $766 and decrease in interest income of approximately $88. In addition, transaction costs of $936 were eliminated.

Goodwill (Changes In Carrying Amount Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Intangible Assets, Less Accumulated Amortization [Abstract]
Goodwill			$ 24,089
Goodwill	26,942	24,998	24,998
Accumulated impairment losses		(909)	(909)
Goodwill, Beginning Balance	24,089
Goodwill acquired during the year	2,853
Impairment loss		(20)
Goodwill, Ending Balance	$ 26,942	$ 24,089